================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John T. Genoy
                              Senior Vice President
                        SunAmerica Asset Management, LLC
                   Harborside 5, 185 Hudson Street, Suite 3300
                              Jersey City, NJ 07311
                   -------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period: December 31, 2016

================================================================================

Item 1. Reports to Stockholders

                                    [GRAPHIC]




                                                             ANNUAL REPORT 2016

SUNAMERICA
Senior Floating Rate Fund

[LOGO]

                        TABLE OF CONTENTS


          SHAREHOLDERS' LETTER....................................  2
          EXPENSE EXAMPLE.........................................  4
          STATEMENT OF ASSETS AND LIABILITIES.....................  6
          STATEMENT OF OPERATIONS.................................  7
          STATEMENT OF CHANGES IN NET ASSETS......................  8
          FINANCIAL HIGHLIGHTS....................................  9
          PORTFOLIO OF INVESTMENTS................................ 10
          NOTES TO FINANCIAL STATEMENTS........................... 21
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. 33
          DIRECTORS AND OFFICERS INFORMATION...................... 34
          SHAREHOLDER TAX INFORMATION............................. 36
          COMPARISON: FUND VS. INDEX.............................. 37

        DECEMBER 31, 2016                                          ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (unaudited)

Dear Shareholders:

We are pleased to present this annual report for the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") for the 12 months ended December 31, 2016.

Overall, 2016 could be described as a year of two halves. The first half represented a market still very much dominated by risk aversion, while the second half saw investors shift toward a more reflationary outlook. The S&P 500 Index,/1/ a measure of the broad U.S. equity market, ended the year with an 11.96% return, while the Bloomberg Barclays U.S. Aggregate Bond Index,/ 2/ a measure of the broad U.S. fixed income market, returned 2.65% for the same period.

It was a rough start to the calendar year for global financial markets, with most asset classes experiencing steep price declines before staging impressive retracements starting in mid-February 2016. In early January 2016, Chinese stocks plunged, sparking a global risk-off trade. However, extended accommodative monetary policy by major central banks helped support a rebound in risk assets. The Bank of Japan (the "BoJ") followed the lead of central banks in Europe by cutting its benchmark lending rate into negative territory in January. The People's Bank of China lowered its reserve-requirement ratio, the amount of cash banks must keep on reserve, in February in an effort to boost economic growth. While European Central Bank (ECB) president Mario Draghi had previously hinted that more stimulus was coming, he delivered at the ECB's March meeting.

Risk assets remained resilient during the second calendar quarter, despite the uncertainty about global economic growth prospects and the unexpected result of the U.K. referendum, popularly known as Brexit, where following several decades of close economic and social integration, the British electorate voted to leave the European Union. The Brexit vote overshadowed a promising European economic backdrop and the ECB's reaffirmation of its dovish policy stance, leading to a steep, albeit short-lived, sell-off of risk assets globally. (Dovish policy tends to suggest lower interest rates; opposite of hawkish.) In the U.S., solid economic data helped investors shrug off not only the ripple effect of the Brexit vote but also the U.S. Federal Reserve's (the "Fed") hawkish rhetoric during May 2016. Market participants were also encouraged by improving signs from China's economic data releases and its increased emphasis on currency stability.

During the third quarter of 2016, expectations for continued accommodative monetary policy from central banks around the globe helped stoke investors' risk appetites. The Bank of England delivered a hefty stimulus package, which helped counteract the Brexit shock and quell volatility across the major fixed income asset classes. Its package included interest rate cuts, expanded quantitative easing, and bank funding measures designed to promote domestic lending. The BoJ announced a policy shift centered around yield curve control and a commitment to overshoot inflation. More specifically, the BoJ would target a 0% yield on the 10-year Japanese government bond. The Fed signaled a higher probability of an interest rate hike before year end 2016. In turn, credit spreads, or yield differentials of non-U.S. Treasury fixed income sectors to U.S. Treasuries, tightened, and the U.S. dollar ended the third calendar quarter mixed versus its major counterparts.

During the fourth quarter of 2016, stocks rallied following Donald Trump's victory in the U.S. presidential election. Fixed income markets experienced large losses in the final three months of 2016. Global sovereign yields climbed, led by U.S. Treasuries, on expectations that Mr. Trump's fiscal policies would prove expansionary, lifting inflation expectations. Optimism that the policies of the incoming U.S. presidential administration and Congress would emphasize tax reform and deregulation boosted credit markets, and spreads tightened. On the monetary policy front, the Fed raised the targeted federal funds rate by 25 basis points, a well-telegraphed move and only its second hike in the last decade. (A basis point is 1/100/th/ of a percentage point.)

Amidst this backdrop, floating rate loans, as represented by the S&P/LSTA Leveraged Loan Index (the "LLI"),/3/ returned 10.16% during the annual period ended December 31, 2016, significantly outperforming the broad U.S. fixed income market. Floating rate loans benefited during the annual period from positive U.S. economic growth trends and strong demand for yield-producing assets. Further, the underlying credit fundamentals of bank loan issuers stabilized during the annual period. Although leverage ticked up slightly, this was mitigated by historically strong interest coverage, which remained well above long-term averages. Also, the trailing 12-month default rate for bank loans, examined by principal amount, declined, ending

        DECEMBER 31, 2016                                          ANNUAL REPORT

2016 at 1.49%, down from 1.69% at the end of 2015 and 3.24% at the end of 2014. Excluding energy and metals and mining issuers, the trailing 12-month default rate for bank loans was just 0.51%./4/

The sector's technicals, or supply and demand factors, were generally favorable during the annual period, attributable primarily to the second half of the year. Bank loan mutual funds experienced net outflows of $8.1 billion during the first half of 2016, but then trends reversed, such that inflows more than offset earlier year withdrawals. Indeed, bank loan mutual funds experienced inflows of $10.8 billion in the fourth quarter of 2016 alone, following net inflows for three consecutive months in the prior quarter. Similarly, through the third quarter of 2016, issuance of collateralized loan obligations ("CLOs"), one of the main sources of demand for bank loans, remained behind 2015's pace, with $46 billion priced year-to-date through September 2016 versus $79 billion at the same time in 2015. However, during the fourth quarter of 2016, CLO issuance became more active, as approximately $26 billion was issued in the fourth quarter compared to $20 billion in the prior quarter./5/ In terms of quality, as measured by the LLI, lower quality loans outperformed their higher quality counterparts. For the annual period ended December 31, 2016, loans rated CCC returned 29.05%, while loans rated BB returned 7.33%.

Industry performance within the LLI was generally strong during the annual period. Virtually all of the industries within the LLI posted positive returns, with the exception being home construction, which was weakest with a return of -0.77% for the annual period. Paper (+1.37%), consumer cyclical (+5.43%) and food and beverage (+5.54%) generated positive returns but were also among the weakest performing industries during the annual period. The strongest performing industries were energy (+40.74%), metal/mining (+34.65%) and wireless (+14.31%).

On the following pages, you will find a brief discussion regarding the Fund's annual results. You will also find detailed financial statements and portfolio information for the Fund for the annual period ended December 31, 2016.

As always, we remain diligent in the management of your assets. If you have any questions, or require additional information on this or other SunAmerica Funds, we invite you to visit www.safunds.com or call the Shareholder Services Department at 800-858-8850. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

THE SUNAMERICA SENIOR FLOATING RATE FUND PORTFOLIO MANAGER
Jeffrey W. Heuer
Wellington Management Company LLP
--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

/1/The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of U.S. common stock prices.

/2/The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

/3/The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loans. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments.

Indices are not managed and an investor cannot invest directly into an index.

/4/Source: JP Morgan.

/5/Source: S&P Leveraged Commentary & Data.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g., unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- DECEMBER 31, 2016 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and
(2) ongoing costs, including management fees, distribution and account maintenance fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2016 and held until December 31, 2016.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2016" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended December 31, 2016" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2016" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2016" column would have been higher and the "Ending Account Value" column would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended December 31, 2016" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2016" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan document and/or materials from your financial adviser for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2016" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- DECEMBER 31, 2016 -- (UNAUDITED) (CONTINUED)


                                         ACTUAL                                        HYPOTHETICAL
                     ---------------------------------------------- --------------------------------------------------
                                        ENDING                                       ENDING ACCOUNT
                                     ACCOUNT VALUE  EXPENSES PAID                      VALUE USING     EXPENSES PAID
                                     USING ACTUAL     DURING THE                    A HYPOTHETICAL 5%    DURING THE
                        BEGINNING     RETURNS AT   SIX MONTHS ENDED    BEGINNING    ANNUAL RETURN AT  SIX MONTHS ENDED ANNUALIZED
                      ACCOUNT VALUE  DECEMBER 31,    DECEMBER 31,    ACCOUNT VALUE    DECEMBER 31,      DECEMBER 31,    EXPENSE
                     AT JULY 1, 2016     2016           2016*       AT JULY 1, 2016       2016             2016*         RATIO*
                     --------------- ------------- ---------------- --------------- ----------------- ---------------- ----------
Senior Floating
 Rate Fund#
   Class A..........    $1,000.00      $1,050.59        $7.47          $1,000.00        $1,017.85          $7.35          1.45%
   Class C..........    $1,000.00      $1,049.06        $9.01          $1,000.00        $1,016.34          $8.87          1.75%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 366 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial advisor for more information.
# During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2016" and the "Annualized Expense Ratio" would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2016

ASSETS:
Investments at value (unaffiliated)*............................................ $286,627,038
Repurchase agreements (cost approximates value).................................   10,155,000
                                                                                 ------------
 Total investments..............................................................  296,782,038
                                                                                 ------------
Foreign cash*...................................................................    1,189,398
Receivable for:
 Fund shares sold...............................................................      790,192
 Dividends and interest.........................................................    1,710,236
 Investments sold...............................................................      381,697
 Investments sold on an extended settlement basis...............................    6,662,013
Prepaid expenses and other assets...............................................        6,088
Due from investment adviser for expense reimbursements/fee waivers..............      197,225
                                                                                 ------------
 Total assets...................................................................  307,718,887
                                                                                 ------------
LIABILITIES:
Payable for:
 Fund shares redeemed...........................................................      422,242
 Investments purchased on an extended settlement basis..........................   19,134,250
 Investment advisory and management fees........................................      205,232
 Distribution and account maintenance fees......................................      137,279
 Administration fees............................................................       48,290
 Transfer agent fees and expenses...............................................       57,940
 Directors' fees and expenses...................................................        5,159
 Other accrued expenses.........................................................      232,731
Dividends payable...............................................................       90,296
Commitments (Note 10)...........................................................       47,178
Unrealized depreciation on forward foreign currency contracts...................       10,024
                                                                                 ------------
 Total liabilities..............................................................   20,390,621
                                                                                 ------------
   Net Assets................................................................... $287,328,266
                                                                                 ============
NET ASSETS REPRESENTED BY:
Common stock, $.01 par value.................................................... $    356,675
Additional paid-in capital......................................................  343,857,109
                                                                                 ------------
                                                                                  344,213,784
Accumulated undistributed net investment income (loss)..........................      (60,351)
Accumulated undistributed net realized gain (loss) on investments and foreign exchange transactions..........................................................  (47,863,848)
Unrealized appreciation (depreciation) on investments...........................   (8,938,752)
Unrealized foreign exchange gain (loss) on other assets and liabilities.........      (22,567)
                                                                                 ------------
   Net Assets................................................................... $287,328,266
                                                                                 ============
CLASS A:
Net assets...................................................................... $131,640,404
Shares outstanding..............................................................   16,335,097
Net asset value and redemption price per share.................................. $       8.06
Maximum sales charge (3.75% of offering price)..................................         0.31
                                                                                 ------------
Maximum offering price to public................................................ $       8.37
                                                                                 ============
CLASS C:
Net assets...................................................................... $155,687,862
Shares outstanding..............................................................   19,332,368
Net asset value, offering and redemption price per share (excluding any
 applicable contingent deferred sales charges).................................. $       8.05
                                                                                 ============
*COST
 Investment securities (unaffiliated)........................................... $295,565,790
                                                                                 ============
 Foreign cash................................................................... $  1,192,448
                                                                                 ============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF OPERATIONS -- For the year ended December 31, 2016

INVESTMENT INCOME:
Interest (unaffiliated)........................................................... $13,866,675
Dividends (unaffiliated)..........................................................     163,822
Facility and other fee income (Note 2)............................................     796,488
                                                                                   -----------
   Total investment income........................................................ $14,826,985
                                                                                   -----------
EXPENSES:
Investment advisory and management fees...........................................   2,326,374
Administration fees...............................................................     547,382
Distribution and account maintenance fees:
  Class A.........................................................................     397,446
  Class C.........................................................................   1,201,012
Transfer agent fees and expenses:
  Class A.........................................................................     263,653
  Class C.........................................................................     367,740
Registration fees:
  Class A.........................................................................      21,164
  Class C.........................................................................      15,986
Accounting service fees...........................................................      18,661
Custodian and accounting fees.....................................................      72,588
Reports to shareholders...........................................................      57,080
Audit and tax fees................................................................     109,716
Legal fees........................................................................      22,905
Directors' fees and expenses......................................................      59,023
Other expenses....................................................................      24,488
                                                                                   -----------
   Total expenses before fee waivers and expense reimbursements...................   5,505,218
   Fees waived and expenses reimbursed by investment adviser (Note 5).............  (1,056,293)
                                                                                   -----------
   Net expenses...................................................................   4,448,925
                                                                                   -----------
Net investment income (loss)......................................................  10,378,060
                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)............................  (1,671,791)
Net realized foreign exchange gain (loss) on other assets and liabilities.........       4,276
                                                                                   -----------
Net realized gain (loss) on investments and foreign currencies....................  (1,667,515)
                                                                                   -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)....  16,934,213
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.     (25,995)
                                                                                   -----------
Net unrealized gain (loss) on investments and foreign currencies..................  16,908,218
                                                                                   -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.....  15,240,703
                                                                                   -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $25,618,763
                                                                                   ===========

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                       FOR THE YEAR  FOR THE YEAR
                                                                          ENDED         ENDED
                                                                       DECEMBER 31,  DECEMBER 31,
                                                                           2016          2015
                                                                       ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income (loss)......................................... $ 10,378,060  $ 13,385,770
 Net realized gain (loss) on investments and foreign currencies.......   (1,667,515)   (5,284,060)
 Net unrealized gain (loss) on investments and foreign currencies.....   16,908,218   (12,452,606)
                                                                       ------------  ------------
Net Increase (decrease) in net assets resulting from operations.......   25,618,763    (4,350,896)
                                                                       ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A)......................................   (4,365,132)   (5,793,773)
 Net investment income (Class C)......................................   (5,735,535)   (7,725,036)
                                                                       ------------  ------------
Total distributions to shareholders...................................  (10,100,667)  (13,518,809)
                                                                       ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 3)................................................  (14,800,758)  (63,659,281)
                                                                       ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................      717,338   (81,528,986)
NET ASSETS:
Beginning of period...................................................  286,610,928   368,139,914
                                                                       ------------  ------------
End of period+........................................................ $287,328,266  $286,610,928
                                                                       ============  ============
+Includes accumulated undistributed net investment income (loss)...... $    (60,351) $   (348,925)
                                                                       ============  ============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        FINANCIAL HIGHLIGHTS

                                  NET GAIN
                                  (LOSS) ON
               NET               INVESTMENTS                        DIVIDENDS           NET               NET     RATIO OF
              ASSET                 (BOTH               DIVIDENDS   FROM NET           ASSET            ASSETS,   EXPENSES
             VALUE,      NET      REALIZED   TOTAL FROM  FROM NET   REALIZED    TOTAL  VALUE,           END OF   TO AVERAGE
  PERIOD    BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT  GAINS ON   DISTRI- END OF   TOTAL   PERIOD      NET
  ENDED     OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME   INVESTMENTS BUTIONS PERIOD RETURN(2) (000'S)  ASSETS(3)
----------  --------- ---------- ----------- ---------- ---------- ----------- ------- ------ --------- -------- ----------
                                                                    CLASS A
                                                                    -------
12/31/12      $7.96     $0.36      $ 0.31      $ 0.67     $(0.37)   $     --   $(0.37) $8.26     8.51%  $146,103    1.45%
12/31/13       8.26      0.33        0.08        0.41      (0.33)         --    (0.33)  8.34     5.08    195,309    1.45
12/31/14       8.34      0.31       (0.29)       0.02      (0.31)         --    (0.31)  8.05     0.20    150,966    1.45
12/31/15       8.05      0.33       (0.44)      (0.11)     (0.33)         --    (0.33)  7.61    (1.42)   114,375    1.45
12/31/16       7.61      0.31        0.44        0.75      (0.30)         --    (0.30)  8.06    10.08    131,640    1.45
                                                                    CLASS C
                                                                    -------
12/31/12      $7.95     $0.34      $ 0.30      $ 0.64     $(0.34)   $     --   $(0.34) $8.25     8.20%  $197,480    1.75%
12/31/13       8.25      0.30        0.10        0.40      (0.31)         --    (0.31)  8.34     4.89    241,976    1.75
12/31/14       8.34      0.29       (0.30)      (0.01)     (0.28)         --    (0.28)  8.05    (0.10)   217,174    1.75
12/31/15       8.05      0.31       (0.45)      (0.14)     (0.31)         --    (0.31)  7.60    (1.85)   172,236    1.75
12/31/16       7.60      0.29        0.44        0.73      (0.28)         --    (0.28)  8.05     9.76    155,688    1.75

              RATIO OF
                 NET
             INVESTMENT
              INCOME TO
  PERIOD       AVERAGE    PORTFOLIO
  ENDED     NET ASSETS(3) TURNOVER
----------  ------------- ---------


12/31/12        4.41%        61%
12/31/13        3.98         84
12/31/14        3.73         65
12/31/15        4.14         48
12/31/16        3.95         60


12/31/12        4.12%        61%
12/31/13        3.68         84
12/31/14        3.44         65
12/31/15        3.84         48
12/31/16        3.68         60

--------
(1)Calculated based upon average shares outstanding.
(2)Total return does not reflect sales load but does include expense reimbursements.
(3)Net of the following expense waivers and/or reimbursements, if applicable (based on average daily net assets) (see Note 5):

                            12/31/12 12/31/13 12/31/14 12/31/15 12/31/16
                            -------- -------- -------- -------- --------
       Class A.............   0.35%    0.34%    0.32%    0.34%    0.33%
       Class C.............   0.44     0.43     0.41     0.44     0.42

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO PROFILE -- DECEMBER 31, 2016 -- (UNAUDITED)

      INDUSTRY ALLOCATION*
      Media.......................................................   8.1%
      Commercial Services & Supplies..............................   8.0
      Health Care Providers & Services............................   6.7
      Hotels, Restaurants & Leisure...............................   6.0
      IT Services.................................................   5.8
      Oil, Gas & Consumable Fuels.................................   5.0
      Containers & Packaging......................................   3.5
      Repurchase Agreements.......................................   3.5
      Food & Staples Retailing....................................   3.3
      Specialty Retail............................................   3.3
      Software....................................................   3.0
      Machinery...................................................   3.0
      Diversified Telecommunication Services......................   2.8
      Food Products...............................................   2.5
      Registered Investment Companies.............................   2.4
      Chemicals...................................................   2.3
      Insurance...................................................   2.2
      Pharmaceuticals.............................................   2.0
      Energy Equipment & Services.................................   1.8
      Building Products...........................................   1.7
      Capital Markets.............................................   1.6
      Real Estate Management & Development........................   1.6
      Semiconductors & Semiconductor Equipment....................   1.6
      Health Care Equipment & Supplies............................   1.5
      Real Estate Investment Trusts...............................   1.4
      Metals & Mining.............................................   1.4
      Industrial Conglomerates....................................   1.2
      Construction Materials......................................   1.0
      Road & Rail.................................................   1.0
      Life Sciences Tools & Services..............................   0.9
      Household Products..........................................   0.9
      Electric Utilities..........................................   0.9
      Professional Services.......................................   0.9
      Aerospace & Defense.........................................   0.9
      Household Durables..........................................   0.8
      Distributors................................................   0.8
      Health Care Technology......................................   0.8
      Internet & Direct Marketing Retail..........................   0.7
      Personal Products...........................................   0.6
      Diversified Financial Services..............................   0.6
      Internet Software & Services................................   0.5
      Wireless Telecommunication Services.........................   0.5
      Leisure Equipment & Products................................   0.5
      Industrial Power Producers & Energy Traders.................   0.5
      Paper & Forest Products.....................................   0.5
      Construction & Engineering..................................   0.4
      Multi Utilities.............................................   0.4
      Banks.......................................................   0.4
      Air Freight & Logistics.....................................   0.3
      Electronic Equipment, Instruments & Components..............   0.3
      Consumer Finance............................................   0.2
      Electrical Equipment........................................   0.2
      Multiline Retail............................................   0.2
      Tech Hardware, Storage & Peripheral.........................   0.2
      Airlines....................................................   0.2
                                                                   -----
                                                                   103.3%
                                                                   =====

      CREDIT QUALITY+#
      BBB-........................................................   4.5%
      BB+.........................................................   7.2
      BB..........................................................  13.4
      BB-.........................................................  14.7
      B+..........................................................  22.1
      B...........................................................  20.3
      B-..........................................................   6.2
      CCC+........................................................   7.8
      CCC.........................................................   0.7
      CCC-........................................................   0.4
      CC..........................................................   0.3
      C...........................................................   0.3
      D...........................................................   0.8
      Not Rated@ .................................................   1.3
                                                                   -----
                                                                   100.0%
                                                                   =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2016

                                                                RATINGS/(1)/
                                                                (UNAUDITED)
                                                                ------------
                                                                             INTEREST   MATURITY  PRINCIPAL    VALUE
                INDUSTRY DESCRIPTION                     TYPE   MOODY'S S&P    RATE    DATE/(2)/  AMOUNT**    (NOTE 2)
------------------------------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 88.8%
AEROSPACE & DEFENSE -- 0.9%
  Digital Globe, Inc.................................. BTL-B     Ba3    BB+    3.51%   12/16/2023 $1,005,000 $ 1,011,280
  Transdigm Group, Inc................................ BTL-F     Ba2     B     3.77    06/09/2023  1,405,142   1,418,022
                                                                                                             -----------
                                                                                                               2,429,302
                                                                                                             -----------
AIR FREIGHT & LOGISTICS -- 0.3%
  Air Medical Group Holdings LLC...................... BTL-B      B2     B     4.25    04/06/2022    985,000     980,074
                                                                                                             -----------
AIRLINES -- 0.2%
  American Airlines, Inc.............................. BTL-B     Ba1    BB+    3.25    12/15/2023    420,000     421,705
                                                                                                             -----------
BUILDING PRODUCTS -- 1.4%
  84 Lumber Co........................................ BTL-B      B1     B+    6.75    10/04/2023    500,000     500,000
  Beacon Roofing Supply, Inc.......................... BTL-B      B2    BB+  3.71-5.50 10/01/2022  1,103,850   1,111,439
  HD Supply, Inc...................................... BTL-B      B1    BB-    3.75    09/14/2023  1,346,625   1,354,031
  Summit Materials LLC................................ BTL       Ba3     BB    4.00    06/24/2022    935,750     941,891
                                                                                                             -----------
                                                                                                               3,907,361
                                                                                                             -----------
CAPITAL MARKETS -- 1.6%
  AlixPartners LLC.................................... BTL-B      B2     B+    4.00    07/28/2022  3,456,338   3,476,498
  Russell Investments U.S. Institutional Holdco, Inc.. BTL       Ba2     BB    6.75    06/01/2023  1,238,775   1,248,840
                                                                                                             -----------
                                                                                                               4,725,338
                                                                                                             -----------
CHEMICALS -- 2.3%
  Allnex (Lux) & Cy SCA............................... BTL-B2     B1     B+    5.13    09/13/2023    614,410     618,250
  Allnex USA, Inc..................................... BTL-B3     B1     B+    5.13    09/13/2023    462,890     465,783
  Chemours Co......................................... BTL-B     Ba1    BB+    3.77    05/22/2022    535,657     533,648
  Gates Global, Inc................................... BTL        B2     B+    4.25    07/03/2021  1,367,141   1,366,927
  Ineos U.S. Finance LLC.............................. BTL-B     Ba3    BB-    3.75    05/04/2018    700,777     702,091
  MacDermid, Inc...................................... BTL-B4     B2    BB-    5.00    10/06/2023  1,389,397   1,404,063
  Minerals Technologies, Inc.......................... BTL-B     Ba2    BB+    3.75    05/09/2021  1,038,038   1,049,716
  Univar, Inc......................................... BTL        B2    BB-    4.25    06/30/2022    533,338     536,480
                                                                                                             -----------
                                                                                                               6,676,958
                                                                                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 7.1%
  ADS Waste Holdings, Inc............................. BTL        B1     BB    3.50    10/26/2023  1,044,297   1,052,999
  Audio Visual Services Group, Inc.................... BTL-B      B1     B+    4.50    01/24/2021  3,073,912   3,070,070
  Berlin Packaging LLC................................ BTL        B2     B     4.50    10/01/2021    498,732     502,941
  Brand Energy and Infrastructure Services, Inc....... BTL-B      B2     B     4.75    11/26/2020  2,351,630   2,328,953
  Brickman Group Holdings, Inc........................ 1st Lien   B2     B     4.00    12/18/2020  1,422,315   1,423,331
  Brickman Group Holdings, Inc........................ 2nd Lien  Caa1   CCC+   7.50    12/18/2021  2,241,000   2,244,922
  Camelot UK Holdco, Ltd.............................. BTL-B      B2    BB-    4.75    09/07/2023  1,027,425   1,038,727
  Casella Waste Systems, Inc.......................... BTL-B      B1     B+    4.00    10/03/2023  1,090,000   1,099,538
  Fly Funding II SARL................................. BTL       Ba3    BB+    3.64    08/06/2019  1,260,391   1,268,659
  KAR Auction Services, Inc........................... BTL-B3    Ba3    BB-    4.50    03/09/2023    560,763     568,123
  Peak 10, Inc........................................ 2nd Lien  Caa2   CCC+   8.25    06/17/2022    845,000     783,738
  Sedgwick CMS Holdings, Inc.......................... 2nd Lien  Caa2   CCC+   6.75    02/28/2022  1,465,000   1,459,506
  ServiceMaster Co.................................... BTL-B     Ba2    BB+    3.27    11/03/2023  1,725,792   1,726,223
  Vizient, Inc........................................ BTL-B2     B1     B+    5.00    02/13/2023    888,651     900,870
  Waste Industries USA, Inc........................... BTL-B      B1    BB-    3.52    02/27/2020  1,021,800   1,024,674
                                                                                                             -----------
                                                                                                              20,493,274
                                                                                                             -----------
CONSTRUCTION & ENGINEERING -- 0.3%
  Pike Corp........................................... 1st Lien   B1     BB    5.50    12/22/2021    962,323     964,728
                                                                                                             -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2016 -- (CONTINUED)

                                                                 RATINGS/(1)/
                                                                 (UNAUDITED)
                                                                 ------------
                                                                              INTEREST  MATURITY  PRINCIPAL    VALUE
                 INDUSTRY DESCRIPTION                     TYPE   MOODY'S S&P    RATE   DATE/(2)/  AMOUNT**    (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 1.0%
  Headwaters, Inc...................................... BTL-B      B1    BB-   4.00%   03/24/2022 $1,328,269 $1,333,250
  Quikrete Companies, Inc.............................. 1st Lien   B1    BB-   4.00    11/02/2023  1,460,000  1,472,471
                                                                                                             ----------
                                                                                                              2,805,721
                                                                                                             ----------
CONSUMER FINANCE -- 0.2%
  Vantiv LLC........................................... BTL-B     Ba2    BBB-  3.25    06/13/2021    666,428    670,038
                                                                                                             ----------
CONTAINERS & PACKAGING -- 2.7%
  Anchor Glass Container Corp.......................... 1st Lien   B1     B    4.25    12/07/2023    155,000    156,163
  Anchor Glass Container Corp.......................... 2nd Lien   B3    CCC+  8.75    12/07/2024    215,000    218,763
  Ardagh Packaging Finance PLC......................... BTL       Ba3     B+   4.00    12/17/2019    609,059    615,150
  Berry Plastics Holding Corp.......................... BTL-H     Ba3     BB   3.75    10/01/2022  2,733,926  2,756,481
  Hilex Poly Co. LLC................................... 1st Lien   B1     B    4.25    12/13/2023  1,550,000  1,563,563
  Mauser Holding GmbH.................................. 2nd Lien  Caa2   CCC+  8.75    07/31/2022  1,605,000  1,594,299
  ProAmpac PG Borrower LLC............................. 1st Lien   B2     B    5.00    11/18/2023    575,000    580,571
  ProAmpac PG Borrower LLC............................. 2nd Lien  Caa2   CCC+  9.50    10/21/2024    385,000    386,283
                                                                                                             ----------
                                                                                                              7,871,273
                                                                                                             ----------
DISTRIBUTORS -- 0.8%
  ABC Supply Co., Inc.................................. BTL-B      B1    BB+   3.52    09/23/2023  2,160,474  2,179,378
                                                                                                             ----------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
  Media General, Inc................................... BTL-B     Ba3    BB+   4.00    07/31/2020    783,574    783,364
  TransUnion LLC....................................... BTL        B1    BB-   3.52    04/09/2021    515,780    519,004
                                                                                                             ----------
                                                                                                              1,302,368
                                                                                                             ----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.4%
  Level 3 Financing, Inc............................... BTL-B     Ba1    BBB-  3.50    05/04/2022    765,000    771,216
  Level 3 Financing, Inc............................... BTL-B2    Ba1    BBB-  4.00    08/01/2019    925,000    934,019
  Numericable Finance & Co. SCA........................ BTL-B10    B1     B+   4.04    01/13/2025  1,185,000  1,194,628
  Numericable Finance & Co. SCA........................ BTL-B      B1     B+   5.14    01/15/2024    422,875    426,258
  Telenet International Finance SARL................... BTL        B1     B+   3.70    01/31/2025  1,815,000  1,825,587
  UPC Financing Partnership............................ BTL       Ba3     BB   4.08    08/31/2024  1,000,000  1,009,500
  XO Communications, Inc............................... BTL        B2    BB-   4.25    03/19/2021    853,779    854,313
                                                                                                             ----------
                                                                                                              7,015,521
                                                                                                             ----------
ELECTRIC UTILITIES -- 0.5%
  Vistra Operations Co. LLC............................ BTL-B2    Ba2    BB+   4.00    12/06/2023    295,000    298,411
  Vistra Operations Co. LLC............................ BTL       Ba2    BB+   5.00    08/04/2023  1,010,000  1,017,575
  Vistra Operations Co. LLC............................ BTL-C     Ba2    BB+   5.00    08/04/2023    235,286    237,970
                                                                                                             ----------
                                                                                                              1,553,956
                                                                                                             ----------
ELECTRICAL EQUIPMENT -- 0.2%
  WireCo WorldGroup, Inc............................... 1st Lien   B3     B+   6.50    07/13/2023    623,438    627,074
                                                                                                             ----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.3%
  Dell, Inc............................................ BTL-B     Baa3   BBB-  4.02    09/07/2023    500,000    508,125
  Ortho Clinical Diagnostics SA........................ BTL        B1     B-   4.75    06/30/2021    467,799    463,560
                                                                                                             ----------
                                                                                                                971,685
                                                                                                             ----------
ENERGY EQUIPMENT & SERVICES -- 1.6%
  Drillships Financing Holding, Inc.(5)................ BTL-B     Caa2   CCC-  5.50    07/25/2021    981,420    767,961
  Pacific Drilling SA.................................. BTL-B     Caa3   CCC   4.50    06/04/2018    805,775    286,050
  Paragon Offshore, Ltd.(7)............................ BTL-B      WR     NR   5.50    07/18/2021    987,500    352,209
  Pinnacle Holdco SARL................................. BTL        B3     B-   4.75    07/30/2019  1,009,571    777,370
  Seadrill Partners Finco LLC.......................... BTL-B     Caa2   CCC+  4.00    02/21/2021  2,140,588  1,459,168
  Shelf Drilling Midco, Ltd.(5)........................ BTL       Caa3    C    10.00   10/08/2018  1,240,000    877,300
                                                                                                             ----------
                                                                                                              4,520,058
                                                                                                             ----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2016 -- (CONTINUED)

                                                         RATINGS/(1)/
                                                         (UNAUDITED)
                                                         ------------
                                                                      INTEREST   MATURITY  PRINCIPAL    VALUE
             INDUSTRY DESCRIPTION                 TYPE   MOODY'S S&P    RATE    DATE/(2)/  AMOUNT**    (NOTE 2)
-----------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 3.3%
  Albertson's Holdings LLC..................... BTL-B4    Ba2     BB    3.77%   08/22/2021 $3,218,433 $ 3,251,624
  BJ's Wholesale Club, Inc..................... 1st Lien   B3     B-    4.50    09/26/2019  1,037,658   1,046,089
  Rite Aid Corp................................ BTL        B2    BB-    4.88    06/21/2021  2,230,000   2,234,645
  Rite Aid Corp................................ 2nd Lien   B2    BB-    5.75    08/21/2020  1,055,000   1,058,627
  U.S. Foods, Inc.............................. BTL        B1    BB-    3.77    06/27/2023  1,905,214   1,922,226
                                                                                                      -----------
                                                                                                        9,513,211
                                                                                                      -----------
FOOD PRODUCTS -- 2.1%
  B&G Foods, Inc............................... BTL-B     Ba3    BB+    3.75    10/07/2022    900,421     908,075
  Hearthside Food Solutions LLC................ BTL        B1     B     4.50    06/02/2021  1,701,375   1,709,882
  Hostess Brands, Inc.......................... BTL-B      B1    BB-    4.00    08/03/2022  2,095,860   2,118,129
  Oak Tea, Inc................................. BTL-B     Ba3     BB    3.25    07/23/2021    668,913     670,585
  Pinnacle Operating Corp.(5).................. BTL-B2     Ca    CCC    4.75    11/15/2018    733,869     609,111
                                                                                                      -----------
                                                                                                        6,015,782
                                                                                                      -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
  Alere, Inc................................... BTL-B     Ba3    BB-    4.25    06/03/2022  1,298,825   1,294,651
  Immucor, Inc................................. BTL-B2     B2     B-    5.00    08/17/2018  1,789,531   1,726,003
  Sterigenics-Nordion Holdings LLC............. BTL-B      B1     B     4.25    04/27/2022  1,165,250   1,168,891
                                                                                                      -----------
                                                                                                        4,189,545
                                                                                                      -----------
HEALTH CARE PROVIDERS & SERVICES -- 6.3%
  American Renal Holdings, Inc................. 1st Lien   B2     B+    4.75    09/22/2019  1,117,716   1,116,319
  CHS/Community Health Systems, Inc............ BTL-F     Ba3    BB-  3.86-4.19 12/31/2018  1,698,176   1,668,193
  CHS/Community Health Systems, Inc............ BTL-H     Ba3    BB-    4.00    01/27/2021  1,076,967   1,038,695
  Envision Healthcare Corp..................... BTL-B     Ba3    BB-    4.00    11/09/2023  2,764,213   2,781,489
  Genoa, a QoL Healthcare Co. LLC.............. 1st Lien   B1     B     4.75    10/25/2023    937,650     942,338
  Genoa, a QoL Healthcare Co. LLC.............. 2nd Lien  Caa1   CCC+   9.00    10/25/2024    500,000     497,500
  Healogics, Inc............................... 1st Lien   B2     B     5.25    07/01/2021    987,961     908,924
  Inventiv Health, Inc......................... BTL-B      B2     B     4.75    09/28/2023  2,945,000   2,947,300
  MPH Acquisition Holdings LLC................. BTL-B      B1     B+    5.00    06/07/2023  2,751,383   2,797,568
  Opal Acquisition, Inc........................ BTL-B      B2     B-    5.00    11/27/2020    600,345     563,574
  Surgery Center Holdings, Inc................. 1st Lien   B2     B     4.75    07/09/2020  1,205,407   1,211,058
  U.S. Renal Care, Inc......................... BTL-B      B1     B     5.25    11/06/2022  1,769,613   1,648,690
                                                                                                      -----------
                                                                                                       18,121,648
                                                                                                      -----------
HEALTH CARE TECHNOLOGY -- 0.8%
  Emdeon, Inc.................................. BTL-2     Ba3    BB-    3.75    11/02/2018  1,190,170   1,191,905
  IMS Health, Inc.............................. BTL-B     Ba1    BBB-   3.50    03/17/2021    974,221     979,904
                                                                                                      -----------
                                                                                                        2,171,809
                                                                                                      -----------
HOTELS, RESTAURANTS & LEISURE -- 5.5%
  Affinity Gaming LLC.......................... BTL        B1     B+    5.00    07/01/2023    636,800     640,780
  Aristocrat Technologies, Inc................. BTL-B1    Ba1     BB    3.63    10/20/2021    939,843     948,771
  Boyd Gaming Corp............................. BTL-B2    Ba3     BB    3.76    09/15/2023  1,047,375   1,056,322
  Caesars Entertainment Operating Co., Inc.(7). BTL-B6     WR     D     1.50    03/01/2017  1,910,401   2,106,218
  Caesars Growth Properties Holdings LLC....... BTL        B3     B+    6.25    05/08/2021  1,070,423   1,078,117
  CityCenter Holdings LLC...................... BTL-B      B1     BB    4.25    10/16/2020    913,243     921,615
  Eldorado Resorts LLC......................... BTL-B     Ba3    BB-    4.25    07/13/2022    965,300     973,746
  Four Seasons Holdings, Inc................... 1st Lien   WR     BB    4.00    06/27/2020    620,000     616,941
  Hilton Worldwide Finance LLC................. BTL-B2    Ba1    BBB-   3.26    10/26/2023  1,325,315   1,338,806
  La Quinta Intermediate Holdings LLC.......... BTL-B      B1     BB    3.75    04/14/2021    885,164     884,887
  Lindblad Expeditons, Inc..................... BTL        B2     BB    5.82    06/17/2022    225,141     225,703
  Lindblad Expeditons, Inc..................... CTL        B2     BB    5.82    06/17/2022  1,744,859   1,749,222
  Scientific Games International, Inc.......... BTL-B2    Ba3     B+    6.00    10/01/2021    565,938     572,406
  Station Casinos, Inc......................... BTL-B     Ba3     BB    3.75    06/08/2023    875,600     885,040
  Town Sports International Holdings, Inc...... BTL       Caa2   CCC+   4.50    11/15/2020  2,211,980   1,791,704
                                                                                                      -----------
                                                                                                       15,790,278
                                                                                                      -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2016 -- (CONTINUED)

                                                              RATINGS/(1)/
                                                              (UNAUDITED)
                                                              ------------
                                                                           INTEREST   MATURITY  PRINCIPAL    VALUE
               INDUSTRY DESCRIPTION                    TYPE   MOODY'S S&P    RATE    DATE/(2)/  AMOUNT**    (NOTE 2)
----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.8%
  Wilsonart LLC..................................... BTL        B2     B+    4.50%   12/12/2023 $2,300,000 $ 2,320,125
                                                                                                           -----------
HOUSEHOLD PRODUCTS -- 0.9%
  Reynolds Group Holdings, Inc...................... BTL        B2     B+    4.25    02/05/2023  2,628,413   2,655,293
                                                                                                           -----------
INDUSTRIAL CONGLOMERATES -- 1.2%
  American Rock Salt Co. LLC........................ BTL-B      B2     B     4.75    05/20/2021  1,735,500   1,711,637
  American Rock Salt Co. LLC........................ 2nd Lien   B2     B     4.75    05/20/2021    979,868     977,418
  Utex Industries, Inc.............................. 1st Lien  Caa1   CCC+   5.00    05/22/2021    822,890     757,059
                                                                                                           -----------
                                                                                                             3,446,114
                                                                                                           -----------
INDUSTRIAL POWER PRODUCERS & ENERGY TRADERS -- 0.3%
  Calpine Corp...................................... BTL-B7    Ba2     BB    3.75    05/05/2023    864,403     868,365
                                                                                                           -----------
INSURANCE -- 2.2%
  Asurion Corp...................................... BTL-B      B1     B+    4.02    07/08/2020    366,070     367,443
  Asurion Corp...................................... BTL-B5     B1     B+    4.75    10/27/2023  1,406,475   1,421,595
  Asurion Corp...................................... BTL-B4     B1     B+    5.00    07/22/2022    992,947   1,002,628
  Asurion Corp...................................... 2nd Lien  Caa1   CCC+   8.50    03/03/2021  1,905,000   1,927,860
  Compass Investments, Inc.......................... BTL        B1     B     4.25    12/27/2019  1,185,021   1,188,477
  NFP Corp.(18)..................................... BTL-B      B1     B+    4.50    12/09/2023    435,000     438,806
                                                                                                           -----------
                                                                                                             6,346,809
                                                                                                           -----------
INTERNET & DIRECT MARKETING RETAIL -- 0.7%
  Acosta, Inc....................................... BTL        B1     B     4.25    09/26/2021  1,352,374   1,316,310
  Lands' End, Inc................................... BTL-B      B2     B-    4.25    04/04/2021    933,633     695,556
                                                                                                           -----------
                                                                                                             2,011,866
                                                                                                           -----------
INTERNET SOFTWARE & SERVICES -- 0.5%
  GTT Communications, Inc........................... BTL-B      B1     B+    5.00    09/12/2023    595,000     602,438
  Zayo Group LLC.................................... BTL-B     Ba2    BB-    3.75    07/02/2019    886,305     893,876
                                                                                                           -----------
                                                                                                             1,496,314
                                                                                                           -----------
IT SERVICES -- 5.2%
  Ceridian Corp..................................... BTL-B2    Ba3     B-    4.50    09/15/2020    762,066     752,222
  Conduent, Inc..................................... BTL-B     Ba2    BB+    6.25    12/07/2023  1,780,000   1,800,025
  Evo Payments International........................ 1st Lien   B1     B     6.00    11/15/2023  1,620,000   1,625,399
  Evo Payments International........................ 2nd Lien  Caa1    B-    10.00   11/15/2024    645,000     641,775
  First Data Corp................................... BTL-C     Ba3     BB    3.76    03/04/2022  3,404,904   3,436,825
  First Data Corp................................... BTL       Ba3     BB    3.76    07/10/2022  3,381,956   3,417,467
  Global Payments, Inc.............................. BTL-B     Ba2    BBB-   3.27    10/19/2022    258,867     260,916
  WEX, Inc.......................................... BTL-B     Ba3    BB-    4.27    07/01/2023  2,880,525   2,913,447
                                                                                                           -----------
                                                                                                            14,848,076
                                                                                                           -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
  SRAM LLC.......................................... BTL-B      B2     B   4.00-5.75 04/10/2020  1,480,439   1,469,335
                                                                                                           -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.9%
  Pharmaceutical Product Development, Inc........... BTL-B      B1     B     4.25    07/24/2022  2,685,410   2,709,466
                                                                                                           -----------
MACHINERY -- 3.0%
  Gardner Denver, Inc............................... BTL        B2     B   4.25-4.57 07/30/2020  1,861,181   1,839,079
  Harbor Freight Tools USA, Inc..................... BTL-B     Ba3    BB-    3.89    08/05/2023  1,717,473   1,737,062
  Harsco Corp....................................... BTL-B     Ba1     BB    6.00    10/21/2023  1,130,000   1,149,775
  Outerwall, Inc.................................... 1st Lien   B1     B   5.25-7.00 09/21/2023  1,591,013   1,607,586
  Outerwall, Inc.................................... 2nd Lien  Caa1   CCC+   9.75    09/21/2024    685,000     690,138
  Paladin Brands Holding, Inc.(5)................... BTL        B3     B+    7.25    08/16/2019  1,647,179   1,509,228
                                                                                                           -----------
                                                                                                             8,532,868
                                                                                                           -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2016 -- (CONTINUED)

                                                          RATINGS/(1)/
                                                          (UNAUDITED)
                                                          ------------
                                                                       INTEREST   MATURITY  PRINCIPAL    VALUE
             INDUSTRY DESCRIPTION                  TYPE   MOODY'S S&P    RATE    DATE/(2)/  AMOUNT**    (NOTE 2)
------------------------------------------------------------------------------------------------------------------
MEDIA -- 7.9%
  Advantage Sales & Marketing LLC............... 1st Lien   B1     B     4.25%   07/25/2021 $1,967,755 $ 1,968,739
  Advantage Sales & Marketing LLC............... 2nd Lien  Caa1   CCC+   7.50    07/25/2022  1,000,000     973,333
  CBS Radio, Inc................................ BTL-B     Ba3    BB-    4.50    10/06/2023    570,566     576,094
  Charter Communications Operating LLC.......... BTL        NR    BBB-   3.25    01/15/2024  1,071,900   1,078,935
  CSC Holdings, Inc............................. BTL       Ba1    BB-    3.88    10/11/2024  1,013,158   1,023,289
  Delta 2 (Lux) SARL............................ BTL-B3     B2     B     5.07    07/31/2021  3,944,124   3,980,043
  Delta 2 (Lux) SARL............................ 2nd Lien  Caa2   CCC+   8.07    07/31/2022  1,495,000   1,503,970
  Galleria Co................................... BTL-B     Ba1    BBB-   3.75    01/26/2023    995,000     997,902
  Getty Images, Inc............................. BTL-B      B3    CCC+   4.75    10/18/2019  1,826,125   1,591,011
  Hicks Sports Group+(7)(9)..................... BTL-B      NR     NR    6.75    12/22/2011    964,156      28,925
  ION Media Networks, Inc....................... BTL-B2     B1     B+    4.50    12/18/2020  2,662,221   2,667,766
  Mission Broadcasting, Inc.(18)................ BTL-B2    Ba3    BB+    3.75    09/26/2023     80,000      80,600
  Nexstar Broadcasting, Inc.(18)................ BTL-B     Ba3    BB+    3.75    09/21/2023    880,000     886,600
  Salem Communications Corp.(5)................. BTL-B      B2     B-    4.50    03/16/2020    370,217     360,498
  Univision Communications, Inc................. BTL-C4     B2     B+    4.00    03/01/2020  2,926,824   2,938,614
  Virgin Media Investments, Ltd................. BTL-I     Ba3    BB-    3.52    01/31/2025  2,080,000   2,087,800
                                                                                                       -----------
                                                                                                        22,744,119
                                                                                                       -----------
METALS & MINING -- 1.1%
  Ameriforge Group, Inc......................... BTL       Caa2   CCC    5.00    12/19/2019    914,780     476,829
  Crosby Worldwide, Ltd......................... 1st Lien  Caa1    B-    4.00    11/18/2020  1,024,242     915,843
  Fortescue Metals Group, Ltd................... BTL       Ba1    BBB-   3.75    06/30/2019    210,277     210,540
  Signode Industrial Group U.S., Inc............ BTL-B      B1     B     4.00    04/08/2021  1,434,611   1,439,094
                                                                                                       -----------
                                                                                                         3,042,306
                                                                                                       -----------
MULTI UTILITIES -- 0.4%
  Energy Future Intermediate Holding Co. LLC(7). DIP        NR     NR    4.25    06/30/2017  1,215,000   1,221,986
                                                                                                       -----------
MULTILINE RETAIL -- 0.2%
  Neiman Marcus Group, Inc...................... BTL-B      B2     B-    4.25    10/25/2020    677,281     588,619
                                                                                                       -----------
OIL, GAS & CONSUMABLE FUELS -- 4.0%
  American Energy Marcellus LLC(19)............. 1st Lien   Ca     CC    5.25    08/04/2020  1,565,000     852,925
  Arch Coal, Inc.(7)............................ BTL        NR     NR    10.00   06/15/2021    296,049     299,997
  California Resources Corp..................... 2nd Lien  Caa1    B     11.38   08/04/2021  1,315,000   1,458,006
  Chesapeake Energy Corp........................ BTL        B3     B     8.50    08/23/2021    880,000     956,633
  Chief Exploration & Development LLC(5)........ 2nd Lien   NR     NR    7.75    05/12/2021  1,785,000   1,744,838
  Energy Transfer Equity LP..................... BTL       Ba2     BB    4.14    12/02/2019    929,412     931,880
  MEG Energy Corp............................... BTL        B3    BB+    4.54    03/31/2020    748,032     721,384
  Philadelphia Energy Solutions LLC(5).......... BTL-B      B3     B+    6.25    04/04/2018    919,188     758,330
  Power Buyer LLC............................... BTL        B2     B+    4.25    05/06/2020  1,031,163   1,028,585
  Power Buyer LLC(5)............................ 2nd Lien  Caa2   CCC+   8.25    11/06/2020    670,000     666,650
  Western Refining LP........................... BTL-B      B1     B+    5.25    11/12/2020  2,109,726   2,118,956
                                                                                                       -----------
                                                                                                        11,538,184
                                                                                                       -----------
PAPER & FOREST PRODUCTS -- 0.3%
  Exopack LLC................................... BTL        B2     B     4.50    05/08/2019    763,984     767,327
                                                                                                       -----------
PERSONAL PRODUCTS -- 0.4%
  Revlon Consumer Products Corp................. BTL-B     Ba3     B+  4.27-4.44 07/22/2023  1,097,250   1,106,577
                                                                                                       -----------
PHARMACEUTICALS -- 1.8%
  Catalent Pharma Solutions, Inc................ BTL-B2    Ba3     BB    3.75    05/20/2021  1,412,135   1,420,667
  Endo Luxembourg Finance Co.................... BTL-B     Ba2     BB    3.81    06/11/2022  2,173,050   2,179,163
  Valeant Pharmaceuticals International, Inc.... BTL-F1    Ba3    BB-    5.50    03/13/2022  1,684,820   1,685,031
                                                                                                       -----------
                                                                                                         5,284,861
                                                                                                       -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2016 -- (CONTINUED)

                                                               RATINGS/(1)/
                                                               (UNAUDITED)
                                                               ------------
                                                                            INTEREST   MATURITY    PRINCIPAL      VALUE
              INDUSTRY DESCRIPTION                    TYPE     MOODY'S S&P    RATE    DATE/(2)/    AMOUNT**      (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES -- 0.9%
  Nexeo Solutions LLC............................ BTL-B          B3     B     5.25%   06/09/2023    $1,626,825 $  1,638,348
  On Assignment, Inc............................. BTL-B         Ba2     BB    3.52    06/03/2022       856,030      864,056
                                                                                                               ------------
                                                                                                                  2,502,404
                                                                                                               ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.4%
  Capital Automotive LP.......................... 2nd Lien       B1     B-    6.00    04/30/2020     1,405,000    1,412,903
  Equinix, Inc................................... BTL-B         Ba2    BBB-   3.25    12/09/2023 EUR 1,130,000    1,196,929
  MGM Growth Properties LLC...................... BTL            B1    BB+    3.52    04/01/2023     1,493,713    1,504,449
                                                                                                               ------------
                                                                                                                  4,114,281
                                                                                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.6%
  DTZ US Borrower LLC............................ 1st Lien       B1     B+    4.25    11/04/2021     3,306,608    3,314,186
  DTZ US Borrower LLC............................ 2nd Lien       B3     B-    9.25    11/05/2022        92,340       92,264
  Realogy Corp................................... BTL-B         Ba1    BB+    3.77    07/14/2022     1,113,098    1,131,186
                                                                                                               ------------
                                                                                                                  4,537,636
                                                                                                               ------------
ROAD & RAIL -- 1.0%
  Kenan Advantage Group, Inc.(5)(8).............. Delayed Draw   B1     B+    1.50    01/23/2017        47,178       47,134
  Kenan Advantage Group, Inc.(17)................ BTL            B1     B+    4.00    07/31/2022       728,333      728,333
  Kenan Advantage Group, Inc..................... BTL-B          B1     B+    4.00    07/31/2022       223,517      223,517
  Neff Rental LLC(5)............................. 2nd Lien       B3     B-    7.54    06/09/2021     1,770,294    1,755,910
                                                                                                               ------------
                                                                                                                  2,754,894
                                                                                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.3%
  Avago Technologies, Ltd........................ BTL-B3        Ba1    BBB-   3.70    02/01/2023     1,035,997    1,049,918
  Lattice Semiconductor Corp..................... 1st Lien       B2     B     5.51    03/04/2021       829,515      827,441
  NXP BV......................................... BTL-F         Baa2   BBB-   3.27    12/07/2020       797,595      801,209
  ON Semiconductor Corp.......................... BTL           Ba1     BB    4.02    03/31/2023       997,500    1,008,583
                                                                                                               ------------
                                                                                                                  3,687,151
                                                                                                               ------------
SOFTWARE -- 2.7%
  Epicore Software Co............................ 1st Lien       B2     B-    4.75    05/08/2022     1,019,330    1,022,133
  Lawson Software, Inc........................... BTL-B5         B1     B+    3.75    06/03/2020       919,755      919,883
  Magic Newco LLC................................ BTL            B1     B+    5.00    12/12/2018     2,050,633    2,060,519
  Oberthur Technologies SA....................... BTL-B2         B2     B-    1.88    12/14/2023       960,000      967,200
  Oberthur Technologies SA....................... BTL            B2     B-    4.70    12/14/2023       595,000      599,463
  RP Crown Parent LLC............................ BTL-B          B1     B     4.50    09/22/2023       890,000      893,709
  SS&C Technologies, Inc......................... BTL-B1        Ba3    BB+  4.00-4.02 06/23/2022     1,277,273    1,292,555
  SS&C Technologies, Inc......................... BTL-B2        Ba3    BB+  4.00-4.02 06/23/2022       130,240      131,798
                                                                                                               ------------
                                                                                                                  7,887,260
                                                                                                               ------------
SPECIALTY RETAIL -- 3.1%
  At Home Holding III, Inc....................... BTL            B2     B     5.00    05/11/2022     1,424,987    1,424,987
  Bass Pro Group LLC............................. BTL-B          B1     B+    5.97    11/14/2023     3,990,000    3,952,239
  J Crew Operating Corp.......................... BTL-B1        Caa1   CCC-   4.00    03/05/2021       737,525      410,402
  Michaels Stores, Inc........................... BTL-B2        Ba2     BB    3.75    01/27/2023       980,698      989,805
  Party City Holdings, Inc....................... BTL            B1     B+  3.82-4.24 08/19/2022       914,189      919,189
  PetSmart, Inc.................................. BTL-B2        Ba3    BB-    4.00    03/10/2022     1,076,174    1,079,476
                                                                                                               ------------
                                                                                                                  8,776,098
                                                                                                               ------------
TECH HARDWARE, STORAGE & PERIPHERAL -- 0.2%
  CDW Corp....................................... BTL-B         Ba1    BBB-   3.00    08/04/2023       461,994      464,376
                                                                                                               ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
  LTS Buyer LLC.................................. BTL-B          B1     B     4.25    04/11/2020     1,482,642    1,492,836
                                                                                                               ------------
  TOTAL LOANS (cost $259,566,541)................                                                               255,133,631
                                                                                                               ------------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2016 -- (CONTINUED)

                                                                           RATINGS/(1)/
                                                                           (UNAUDITED)
                                                                           ------------
                                                                                        INTEREST  MATURITY  PRINCIPAL    VALUE
                INDUSTRY DESCRIPTION                          TYPE         MOODY'S S&P    RATE   DATE/(2)/  AMOUNT**    (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------------
U.S. CORPORATE BONDS & NOTES -- 5.0%
BUILDING PRODUCTS -- 0.3%
  FBM Finance, Inc.*.................................. Sec. Notes           Caa1    B+   8.25%   08/15/2021 $  516,000 $  544,380
  Standard Industries, Inc.*.......................... Senior Notes         Ba2    BBB-  5.13    02/15/2021    420,000    437,850
                                                                                                                       ----------
                                                                                                                          982,230
                                                                                                                       ----------
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
  ACCO Brands Corp.*.................................. Company Guar. Notes   B1    BB-   5.25    12/15/2024    500,000    503,439
  Reynolds Group Issuer, Inc. FRS*.................... Senior Sec. Notes     B2     B+   4.38    07/15/2021  1,245,000  1,273,012
  Reynolds Group Issuer, Inc.*........................ Senior Sec. Notes     B2     B+   5.13    07/15/2023    500,000    510,624
  Reynolds Group Issuer, Inc.*........................ Company Guar. Notes  Caa2    B-   7.00    07/15/2024    390,000    414,618
                                                                                                                       ----------
                                                                                                                        2,701,693
                                                                                                                       ----------
CONSTRUCTION & ENGINEERING -- 0.1%
  Beazer Homes, Inc.*................................. Company Guar. Notes   B3     B-   8.75    03/15/2022    331,000    357,480
                                                                                                                       ----------
FOOD PRODUCTS -- 0.4%
  Post Holdings, Inc.*................................ Company Guar. Notes   B3     B    5.00    08/15/2026    750,000    718,124
  TreeHouse Foods, Inc.*.............................. Senior Notes         Ba3     BB   6.00    02/15/2024    500,000    525,000
                                                                                                                       ----------
                                                                                                                        1,243,124
                                                                                                                       ----------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
  MPH Acquisition Holdings LLC*....................... Senior Notes         Caa1    B-   7.13    06/01/2024    265,000    278,939
  Tenet Healthcare Corp............................... Senior Notes         Caa1   CCC+  8.13    04/01/2022  1,035,000    976,523
                                                                                                                       ----------
                                                                                                                        1,255,462
                                                                                                                       ----------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
  Boyd Gaming Corp.*.................................. Company Guar. Notes   B3     B    6.38    04/01/2026    435,000    468,495
                                                                                                                       ----------
INDUSTRIAL POWER PRODUCERS & ENERGY TRADERS -- 0.2%
  Dynegy Finance, Inc................................. Senior Sec. Notes     B3     B+   6.75    11/01/2019    500,000    508,750
                                                                                                                       ----------
IT SERVICES -- 0.6%
  First Data Corp.*................................... Company Guar. Notes   B3     B    7.00    12/01/2023  1,500,000  1,597,500
                                                                                                                       ----------
MEDIA -- 0.2%
  Gray Television, Inc.*.............................. Company Guar. Notes   B2     B+   5.88    07/15/2026    475,000    471,438
                                                                                                                       ----------
METALS & MINING -- 0.1%
  Novelis Corp.*...................................... Senior Notes          B2     B    6.25    08/15/2024    210,000    222,600
                                                                                                                       ----------
MULTI UTILITIES -- 0.0%
  Texas Competitive Electric Holdings Co. LLC*(5)(12). Escrow Notes          NR     NR   6.25    10/01/2020  4,174,956     41,750
                                                                                                                       ----------
OIL, GAS & CONSUMABLE FUELS -- 0.4%
  Diamondback Energy, Inc.*........................... Company Guar. Notes   B1    BB-   4.75    11/01/2024    225,000    220,500
  SM Energy Co........................................ Senior Notes          B3     B+   6.75    09/15/2026    670,000    690,100
  WPX Energy, Inc..................................... Senior Notes          B3     B    5.25    09/15/2024    315,000    305,550
                                                                                                                       ----------
                                                                                                                        1,216,150
                                                                                                                       ----------
PAPER & FOREST PRODUCTS -- 0.2%
  Boise Cascade Co.*.................................. Senior Notes          B1    BB-   5.63    09/01/2024    500,000    496,250
                                                                                                                       ----------
PERSONAL PRODUCTS -- 0.2%
  Revlon Consumer Products Corp....................... Company Guar. Notes   B3     B    6.25    08/01/2024    655,000    671,375
                                                                                                                       ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
  Micron Technology, Inc.*............................ Senior Sec. Notes    Baa2   BBB-  7.50    09/15/2023    685,000    758,638
                                                                                                                       ----------
SOFTWARE -- 0.3%
  Infor Software Parent LLC*(11)...................... Company Guar. Notes  Caa2   CCC+  7.13    05/01/2021    330,000    339,900
  JDA Escrow/JDA Bond Finance*........................ Senior Sec. Notes    Caa1   CCC+  7.38    10/15/2024    400,000    415,000
                                                                                                                       ----------
                                                                                                                          754,900
                                                                                                                       ----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2016 -- (CONTINUED)

                                                                               RATINGS/(1)/
                                                                               (UNAUDITED)                      PRINCIPAL
                                                                               ------------                     AMOUNT**/
                                                                                            INTEREST  MATURITY
                  INDUSTRY DESCRIPTION                            TYPE         MOODY'S S&P    RATE   DATE/(2)/
-----------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.2%
  Party City Holdings, Inc.*.............................. Company Guar. Notes   B3     B-   6.13%   08/15/2023 $  500,000

  TOTAL U.S. CORPORATE BONDS & NOTES (cost $13,879,409)...

FOREIGN CORPORATE BONDS & NOTES -- 2.5%
CONTAINERS & PACKAGING -- 0.8%
  ARD Finance SA*(11)..................................... Senior Sec. Notes    Caa2   CCC+  7.13    09/15/2023    575,000
  Ardagh Packaging Finance PLC FRS*....................... Senior Sec. Notes    Ba3     B+   4.16    05/15/2021  1,000,000
  Ardagh Packaging Finance PLC*........................... Company Guar. Notes   B3    CCC+  7.25    05/15/2024    685,000



DIVERSIFIED FINANCIAL SERVICES -- 0.1%
  Tervita Escrow Corp.*................................... Senior Sec. Notes     B2     B-   7.63    12/01/2021    305,000

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
  Altice Financing SA*.................................... Senior Sec. Notes     B1    BB-   6.50    01/15/2022    500,000
  Numericable SFR SA*..................................... Senior Sec. Notes     B1     B+   7.38    05/01/2026    680,000



ENERGY EQUIPMENT & SERVICES -- 0.2%
  Shelf Drilling Holdings, Ltd.*(5)....................... Senior Sec. Notes     B2    CCC   8.63    11/01/2018    695,000

HOTELS, RESTAURANTS & LEISURE -- 0.3%
  Codere Finance 2*....................................... Senior Sec. Notes     B2     B    7.63    11/01/2021  1,000,000

METALS & MINING -- 0.2%
  Teck Resources, Ltd.*................................... Company Guar. Notes  Ba3     BB     8     06/01/2021    420,000

OIL, GAS & CONSUMABLE FUELS -- 0.3%
  Tullow Oil PLC*......................................... Company Guar. Notes  Caa1    B-   6.00    11/01/2020  1,000,000

PHARMACEUTICALS -- 0.2%
  Endo International PLC*................................. Company Guar. Notes   B3     B    6.00    07/15/2023    560,000

  TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $7,415,635).

COMMON STOCKS -- 0.7%
ELECTRIC UTILITIES -- 0.4%
  Vistra Energy Corp......................................                                                          69,610
  Vistra Energy Corp., TRA Rights+........................                                                          69,610



MEDIA -- 0.0%
  Vivial+(5)(6)(12).......................................                                                           1,136

OIL, GAS & CONSUMABLE FUELS -- 0.3%
  Arch Coal, Inc., Class A+...............................                                                           5,382
  TE Holdcorp LLC, Class A+(5)(6)(12).....................                                                          44,278



  TOTAL COMMON STOCKS (cost $6,739,972)...................

PREFERRED SECURITIES/CAPITAL SECURITIES -- 0.4%
BANKS -- 0.4%
  Banco Bilbao Vizcaya Argentaria SA VRS(13)..............                       NR     NR   9.00    05/09/2018    400,000
  Royal Bank of Scotland Group PLC VRS(13)................                       B1     B    8.63    08/15/2021    340,000
  Societe Generale SA VRS(13).............................                      Ba2    BB+   8.25    11/29/2018    400,000

  TOTAL PREFERRED SECURITIES/CAPITAL SECURITIES
   (cost $1,196,225)......................................

  TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $288,797,782)....................................




                                                              VALUE
                  INDUSTRY DESCRIPTION                       (NOTE 2)
-----------------------------------------------------------------------
SPECIALTY RETAIL -- 0.2%
  Party City Holdings, Inc.*.............................. $    522,500
                                                           ------------
  TOTAL U.S. CORPORATE BONDS & NOTES (cost $13,879,409)...   14,270,335
                                                           ------------
FOREIGN CORPORATE BONDS & NOTES -- 2.5%
CONTAINERS & PACKAGING -- 0.8%
  ARD Finance SA*(11).....................................      567,813
  Ardagh Packaging Finance PLC FRS*.......................    1,030,000
  Ardagh Packaging Finance PLC*...........................      721,819
                                                           ------------
                                                              2,319,632
                                                           ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
  Tervita Escrow Corp.*...................................      311,100
                                                           ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
  Altice Financing SA*....................................      521,250
  Numericable SFR SA*.....................................      697,000
                                                           ------------
                                                              1,218,250
                                                           ------------
ENERGY EQUIPMENT & SERVICES -- 0.2%
  Shelf Drilling Holdings, Ltd.*(5).......................      583,800
                                                           ------------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
  Codere Finance 2*.......................................      975,500
                                                           ------------
METALS & MINING -- 0.2%
  Teck Resources, Ltd.*...................................      462,000
                                                           ------------
OIL, GAS & CONSUMABLE FUELS -- 0.3%
  Tullow Oil PLC*.........................................      952,500
                                                           ------------
PHARMACEUTICALS -- 0.2%
  Endo International PLC*.................................      490,700
                                                           ------------
  TOTAL FOREIGN CORPORATE BONDS & NOTES (cost $7,415,635).    7,313,482
                                                           ------------
COMMON STOCKS -- 0.7%
ELECTRIC UTILITIES -- 0.4%
  Vistra Energy Corp......................................    1,078,955
  Vistra Energy Corp., TRA Rights+........................          940
                                                           ------------
                                                              1,079,895
                                                           ------------
MEDIA -- 0.0%
  Vivial+(5)(6)(12).......................................       19,857
                                                           ------------
OIL, GAS & CONSUMABLE FUELS -- 0.3%
  Arch Coal, Inc., Class A+...............................      420,065
  TE Holdcorp LLC, Class A+(5)(6)(12).....................      442,783
                                                           ------------
                                                                862,848
                                                           ------------
  TOTAL COMMON STOCKS (cost $6,739,972)...................    1,962,600
                                                           ------------
PREFERRED SECURITIES/CAPITAL SECURITIES -- 0.4%
BANKS -- 0.4%
  Banco Bilbao Vizcaya Argentaria SA VRS(13)..............      416,398
  Royal Bank of Scotland Group PLC VRS(13)................      346,800
  Societe Generale SA VRS(13).............................      416,024
                                                           ------------
  TOTAL PREFERRED SECURITIES/CAPITAL SECURITIES
   (cost $1,196,225)......................................    1,179,222
                                                           ------------
  TOTAL LONG-TERM INVESTMENT SECURITIES
   (cost $288,797,782)....................................  279,859,270
                                                           ------------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2016 -- (CONTINUED)

                                                                               RATINGS/(1)/                     PRINCIPAL
                                                                               (UNAUDITED)                      AMOUNT**/
                                                                               -----------                       SHARES
                                                                                            INTEREST MATURITY
                         INDUSTRY DESCRIPTION                             TYPE MOODY'S  S&P   RATE   DATE/(2)/
----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 2.4%
REGISTERED INVESTMENT COMPANIES -- 2.4%
  State Street Institutional Liquid Reserves Fund, Administration Class
   0.46%(14)
  (cost $6,768,008)......................................................                                       6,767,768

REPURCHASE AGREEMENTS -- 3.5%
  Bank of America Securities LLC Joint Repurchase Agreement(15)..........                                      $2,295,000
  Barclays Capital, Inc. Joint Repurchase Agreement(15)..................                                       2,505,000
  BNP Paribas SA Joint Repurchase Agreement(15)..........................                                       1,460,000
  Deutsche Bank AG Joint Repurchase Agreement(15)........................                                       3,480,000
  RBS Securities, Inc. Joint Repurchase Agreement(15)....................                                         415,000

  TOTAL REPURCHASE AGREEMENTS (cost $10,155,000).........................

TOTAL INVESTMENTS-
  (cost $305,720,790)(16)................................................                                           103.3%
LIABILITIES IN EXCESS OF OTHER ASSETS....................................                                            (3.3)%
                                                                                                               ----------
NET ASSETS-..............................................................                                           100.0%
                                                                                                               ==========



                                                                             VALUE
                         INDUSTRY DESCRIPTION                               (NOTE 2)
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 2.4%
REGISTERED INVESTMENT COMPANIES -- 2.4%
  State Street Institutional Liquid Reserves Fund, Administration Class
   0.46%(14)
  (cost $6,768,008)...................................................... $  6,767,768
                                                                          ------------
REPURCHASE AGREEMENTS -- 3.5%
  Bank of America Securities LLC Joint Repurchase Agreement(15)..........    2,295,000
  Barclays Capital, Inc. Joint Repurchase Agreement(15)..................    2,505,000
  BNP Paribas SA Joint Repurchase Agreement(15)..........................    1,460,000
  Deutsche Bank AG Joint Repurchase Agreement(15)........................    3,480,000
  RBS Securities, Inc. Joint Repurchase Agreement(15)....................      415,000
                                                                          ------------
  TOTAL REPURCHASE AGREEMENTS (cost $10,155,000).........................   10,155,000
                                                                          ------------
TOTAL INVESTMENTS-
  (cost $305,720,790)(16)................................................  296,782,038
LIABILITIES IN EXCESS OF OTHER ASSETS....................................   (9,453,772)
                                                                          ------------
NET ASSETS-.............................................................. $287,328,266
                                                                          ============

--------
BTL Bank Term Loan
CTL Cayman Term Loan
DIP Debtor in Possession
EUR--EuroDollar
NR  Security is not rated.
TRA--TaxReceivable Agreement Rights
FRS--FloatingRate Security
VRS--VariableRate Security
The rates shown on FRS and VRS are the current interest rates as of December 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.
+   Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At December 31, 2016, the aggregate value of these securities was $18,341,519, representing 6.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**  Denominated in United States Dollars unless otherwise noted.
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings provided are as of December 31, 2016.
(2) Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 66 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5) Illiquid security. At December 31, 2016, the aggregate value of these securities was $10,968,888, representing 3.8% of net assets.
(6) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(7) Company has filed for bankruptcy protection.
(8) All or a portion of this holding is subject to unfunded loan commitments (see Note 10).
(9) Loan is in default of interest and did not pay principal at maturity.
(10)Loan is in default of interest.
(11)"Payment-in-Kind" (PIK) security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(12)Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2016 -- (CONTINUED)

    In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2016, the Fund held the following restricted securities:

                                                          SHARES/
                                             ACQUISITION PRINCIPAL  ACQUISITION            VALUE   % OF NET
DESCRIPTION                                     DATE      AMOUNT       COST      VALUE   PER SHARE  ASSETS
-----------                                  ----------- ---------- ----------- -------- --------- --------
U.S. CORPORATE BONDS & NOTES
Texas Competitive Electric Holdings Co. LLC
  6.25% due 10/01/2020...................... 12/31/2016  $4,174,956 $        0  $ 41,750  $ 1.00     0.00%
COMMON STOCKS
Vivial...................................... 04/24/2008       1,136    668,529    19,857   17.48     0.00
TE Holdcorp LLC, Class A.................... 12/31/2016      44,278  1,638,216   442,783   10.00     0.02
                                                                                --------             ----
                                                                                $504,390             0.02%
                                                                                ========             ====

(13)Perpetual maturity -- maturity date reflects the next call date.
(14)The rate shown is the 7-day yield as of December 31, 2016.
(15)See Note 2 for details of the Joint Repurchase Agreement.
(16)See Note 6 for cost of investments on a tax basis.
(17)"Payment-in-Kind" (PIK) security. Income may be paid in additional loans or cash at the discretion of the issuer. The security is currently paying interest in the form of additional loans at the coupon rate listed.
(18)As of December 31, 2016, the loan has not settled and as a result, the interest rate is estimated based on information available.
(19)Subsequent to December 31, 2016, loan is in default of interest.

FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

                    CONTRACT TO   IN EXCHANGE   DELIVERY   UNREALIZED   UNREALIZED
COUNTERPARTY          DELIVER         FOR         DATE    APPRECIATION DEPRECIATION
------------------ ------------- ------------- ---------- ------------ ------------
Barclays Bank PLC. EUR 1,130,000 USD 1,181,127 01/31/2017     $--        $(10,024)
                                                              ===        ========

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2016 (see Note 2):

                                         LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                             QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                         --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Loans:
  Energy Equipment & Services...........      $       --         $  4,167,849           $352,209        $  4,520,058
  Media.................................              --           22,715,194             28,925          22,744,119
  Other Industries......................              --          227,869,454                 --         227,869,454
U.S. Corporate Bonds & Notes............              --           14,270,335                 --          14,270,335
Foreign Corporate Bonds & Notes.........              --            7,313,482                 --           7,313,482
Common Stocks:
  Electric Utilities....................       1,078,955                  940                 --           1,079,895
  Media.................................              --                   --             19,857              19,857
  Oil, Gas & Consumable Fuels...........         420,065                   --            442,783             862,848
Preferred Securities/Capital Securities.              --            1,179,222                 --           1,179,222
Short-Term Investment Securities........       6,767,768                   --                 --           6,767,768
Repurchase Agreements...................              --           10,155,000                 --          10,155,000
                                              ----------         ------------           --------        ------------
TOTAL INVESTMENTS AT VALUE..............      $8,266,788         $287,671,476           $843,774        $296,782,038
                                              ==========         ============           ========        ============

LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts......      $       --         $     10,024           $     --        $     10,024
                                              ==========         ============           ========        ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
@ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2016

Note 1. Organization of the Fund

   SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") is an open-end, diversified management investment company. The Fund was organized as a Maryland corporation in 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment goal and principal investment techniques are to provide as high a level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations ("Loans"). The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities. The Fund may invest in foreign securities, including up to 10% of its total assets in non-U.S. dollar denominated Loans and high yield fixed income securities and up to 25% of its total assets in U.S. dollar denominated Loans issued by non-U.S. companies.

   The Fund offers two classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. Class C shares are offered for sale at net asset value without a front-end sales charge, although a CDSC may be imposed on redemptions made within 12 months of purchase. The share classes differ in their respective distribution and account maintenance fees. All classes have equal rights to assets and voting privileges except as may otherwise be provided in the Fund's registration statement.

   INDEMNIFICATIONS: The Fund's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2016 -- (CONTINUED)

   entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.)

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the Fund's assets and liabilities classified in the fair value hierarchy as of December 31, 2016, is reported on a schedule following the Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2016 -- (CONTINUED)


   Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Senior secured floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Forward foreign currency contracts ("forward contracts") are valued at the 4:00 pm Eastern time forward rate and are generally categorized as Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   DERIVATIVE INSTRUMENTS:

   FORWARD FOREIGN CURRENCY CONTRACTS: During the period, the Fund used forward contracts to protect against uncertainty in the level of future exchange rates.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2016 -- (CONTINUED)


   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund's Portfolio of Investments.

   MASTER AGREEMENTS: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund's net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund's financial statements. The Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

   The following tables represent the value of derivatives held as of December 31, 2016, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended December 31, 2016. The Fund's derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of December 31, 2016, please refer to a schedule following the Fund's Portfolio of Investments.

                    ASSET DERIVATIVES            LIABILITY DERIVATIVES
                    -----------------            --------------------
                                                       FOREIGN
               FOREIGN EXCHANGE CONTRACTS         EXCHANGE CONTRACTS
               --------------------------         -----------------
                                                   FORWARD FOREIGN
          FORWARD FOREIGN CURRENCY CONTRACTS(1)  CURRENCY CONTRACTS(2)
          -------------------------------------  --------------------
                           $--                         $10,024
                           ===                         =======

       STATEMENT OF ASSETS AND LIABILITIES LOCATION:
          (1)  Unrealized appreciation on forward foreign currency contracts
          (2)  Unrealized depreciation on forward foreign currency contracts

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2016 -- (CONTINUED)

                                                CHANGE IN UNREALIZED
               REALIZED GAIN (LOSS)          APPRECIATION (DEPRECIATION)
             ON DERIVATIVES RECOGNIZED        ON DERIVATIVES RECOGNIZED
            IN STATEMENT OF OPERATIONS        IN STATEMENT OF OPERATIONS
            --------------------------        -------------------------
                                                       FOREIGN
            FOREIGN EXCHANGE CONTRACTS            EXCHANGE CONTRACTS
            --------------------------            ----------------
                                                   FORWARD FOREIGN
       FORWARD FOREIGN CURRENCY CONTRACTS(1)     CURRENCY CONTRACTS(2)
       -------------------------------------     -------------------
                     $(2,904)                         $(13,452)
                     ========                         ========

       STATEMENT OF OPERATIONS LOCATION:
          (1) Net realized foreign exchange gain (loss) on other assets and liabilities
          (2) Change in unrealized foreign exchange gain (loss) on other assets and liabilities

   The following table represents the average monthly balance of derivatives held during the year ended December 31, 2016:

                                                  AVERAGE AMOUNT
                                                    OUTSTANDING
                                                 DURING THE PERIOD
                                               ---------------------
                                                      FOREIGN
           FUND                                EXCHANGE CONTRACTS(1)
           ----                                ---------------------
           Senior Floating Rate...............       $315,123
                                                     ========

       -
      (1) Amounts represent notional amounts in US dollars.

   The following table sets forth the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of December 31, 2016. The repurchase agreements held by the Fund as of December 31, 2016, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Fund's holdings in repurchase agreements.

                                                   SENIOR FLOATING RATE FUND
                               -----------------------------------------------------------------
                                    DERIVATIVE ASSETS(1)           DERIVATIVE LIABILITIES(1)
                               ------------------------------- ---------------------------------
                                FORWARD                         FORWARD                               NET
                                FOREIGN                         FOREIGN                           DERIVATIVE    COLLATERAL
                               CURRENCY   OTC   OPTIONS        CURRENCY   OTC   OPTIONS             ASSETS       PLEDGED/
COUNTERPARTY                   CONTRACTS SWAPS PURCHASED TOTAL CONTRACTS SWAPS PURCHASED  TOTAL  (LIABILITIES) (RECEIVED)(2)
------------                   --------- ----- --------- ----- --------- ----- --------- ------- ------------- -------------
Barclays Bank PLC.............    $--     $--     $--     $--   $10,024   $--     $--    $10,024   $(10,024)        $--
                                  ===     ===     ===     ===   =======   ===     ===    =======   ========         ===






                                  NET
COUNTERPARTY                   AMOUNT(3)
------------                   ---------
Barclays Bank PLC............. $(10,024)
                               ========

       -
       (1)Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
       (2)For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the above table.
       (3)Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

   REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2016 -- (CONTINUED)

   value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of December 31, 2016, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

                                               PERCENTAGE PRINCIPAL
                                               OWNERSHIP   AMOUNT
                                               ---------- ----------
           Senior Floating Rate Fund..........    4.17%   $2,295,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Bank of America Securities LLC, dated December 30, 2016, bearing interest at a rate of 0.46% per annum, with a principal amount of $55,000,000, a repurchase price of $55,002,811, and a maturity date of January 3, 2017. The repurchase agreement is collateralized by the following:

                                    INTEREST  MATURITY
TYPE OF COLLATERAL                    RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------                  -------- ---------- ---------------- -----------
U.S. Treasury Notes................   2.13%  05/15/2025   $15,618,500    $15,300,106
U.S. Treasury Notes................   2.25   11/15/2025    41,385,400     40,816,645

   As of December 31, 2016, the Fund held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

                                               PERCENTAGE PRINCIPAL
                                               OWNERSHIP   AMOUNT
                                               ---------- ----------
           Senior Floating Rate Fund..........    4.18%   $2,505,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Barclays Capital, Inc., dated December 30, 2016, bearing interest at a rate of 0.40% per annum, with a principal amount of $60,000,000, a repurchase price of $60,002,667, and a maturity date of January 3, 2017. The repurchase agreement is collateralized by the following:

                                    INTEREST  MATURITY
TYPE OF COLLATERAL                    RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------                  -------- ---------- ---------------- -----------
U.S. Treasury Bonds................   5.50%  08/15/2028   $46,718,000    $61,200,580

   As of December 31, 2016, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

                                               PERCENTAGE PRINCIPAL
                                               OWNERSHIP   AMOUNT
                                               ---------- ----------
           Senior Floating Rate Fund..........    4.17%   $1,460,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   BNP Paribas SA, dated December 30, 2016, bearing interest at a rate of 0.50% per annum, with a principal amount of $35,000,000, a repurchase price of $35,001,944, and a maturity date of January 3, 2017. The repurchase agreement is collateralized by the following:

                                    INTEREST  MATURITY
TYPE OF COLLATERAL                    RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------                  -------- ---------- ---------------- -----------
U.S. Treasury Notes................   1.13%  02/28/2021   $36,615,400    $35,717,277

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2016 -- (CONTINUED)


   As of December 31, 2016, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

                                               PERCENTAGE PRINCIPAL
                                               OWNERSHIP   AMOUNT
                                               ---------- ----------
           Senior Floating Rate Fund..........    4.20%   $3,480,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Deutsche Bank AG, dated December 30, 2016, bearing interest at a rate of 0.49% per annum, with a principal amount of $82,870,000, a repurchase price of $82,874,512, and a maturity date of January 3, 2017. The repurchase agreement is collateralized by the following:

                                    INTEREST  MATURITY
TYPE OF COLLATERAL                    RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------                  -------- ---------- ---------------- -----------
U.S. Treasury Notes................   2.00%  08/15/2025   $87,153,000    $84,759,691

   As of December 31, 2016, the Fund held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

                                                PERCENTAGE PRINCIPAL
                                                OWNERSHIP   AMOUNT
                                                ---------- ---------
            Senior Floating Rate Fund..........    4.15%   $415,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   RBS Securities, Inc., dated December 30, 2016, bearing interest at a rate of 0.46% per annum, with a principal amount of $10,000,000, a repurchase price of $10,000,511, and a maturity date of January 3, 2017. The repurchase agreement is collateralized by the following:

                                    INTEREST  MATURITY
TYPE OF COLLATERAL                    RATE      DATE    PRINCIPAL AMOUNT    VALUE
------------------                  -------- ---------- ---------------- -----------
U.S. Treasury Notes................   2.13%  05/15/2025   $10,413,000    $10,200,724

   WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: The Fund may purchase or sell when-issued securities that have been authorized, but not yet issued in the market. In addition, the Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Fund may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $510,308 for the year ended December 31, 2016, are accreted to income over the life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $286,180 for the year ended December 31, 2016, are recorded as income when received or contractually due to the Fund.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2016 -- (CONTINUED)


   Securities purchased or sold on a when-issued or forward commitment basis are included in receivable for/payable for investments sold/purchased on an extended settlement basis in the Statement of Assets and Liabilities.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by the reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013-2015 or expected to be taken in the Fund's 2016 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2013.

Note 3. Capital Share Transactions

   Transactions in capital shares of each class of the Fund were as follows:

                                      FOR THE                   FOR THE
                                    YEAR ENDED                YEAR ENDED
                                 DECEMBER 31, 2016         DECEMBER 31, 2015
                             ------------------------  ------------------------
                               SHARES       AMOUNT       SHARES       AMOUNT
CLASS A                      ----------  ------------  ----------  ------------
Shares sold.................  4,951,013  $ 39,136,197   3,655,429  $ 29,357,944
Reinvested distributions....    440,371     3,436,435     543,438     4,341,805
Shares redeemed............. (4,091,329)  (31,742,954) (7,912,117)  (62,830,193)
                             ----------  ------------  ----------  ------------
   Net increase (decrease)..  1,300,055  $ 10,829,678  (3,713,250) $(29,130,444)
                             ==========  ============  ==========  ============

                                      FOR THE                   FOR THE
                                    YEAR ENDED                YEAR ENDED
                                 DECEMBER 31, 2016         DECEMBER 31, 2015
                             ------------------------  ------------------------
                               SHARES       AMOUNT       SHARES       AMOUNT
CLASS C                      ----------  ------------  ----------  ------------
Shares sold.................  1,250,845  $  9,840,545   2,445,047  $ 19,547,765
Reinvested distributions....    545,310     4,246,724     702,479     5,608,496
Shares redeemed............. (5,119,483)  (39,717,705) (7,480,670)  (59,685,098)
                             ----------  ------------  ----------  ------------
   Net increase (decrease).. (3,323,328) $(25,630,436) (4,333,144) $(34,528,837)
                             ==========  ============  ==========  ============

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2016 -- (CONTINUED)


Note 4. Purchases and Sales of Securities

   During the year ended December 31, 2016, the Fund's cost of purchases and proceeds from sale of long-term investments, including loan principal paydowns, were $162,671,409 and $167,649,220, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Pursuant to the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay SunAmerica a monthly management fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% in excess of $2 billion.

   Wellington Management Company LLP ("Wellington") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with SunAmerica. Under the Subadvisory Agreement, Wellington manages the investment and reinvestment of the Fund's assets. For compensation for its services as subadviser, Wellington is entitled to receive from SunAmerica a monthly fee payable at the following annual rates: 0.30% of average daily net assets on the first $500 million and 0.25% thereafter. The fee paid to the subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Administrative Services Agreement (the "Administrative Agreement"), SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board. For its services, SunAmerica receives an annual fee equal to 0.20% of average daily net assets of the Fund. For the year ended December 31, 2016, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

   The Fund has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of each class of shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and "Class C Plan". In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from the Fund at an annual rate of 0.10% and 0.50%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C shares of the Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. For the year ended December 31, 2016, ACS received fees (see Statement of Operations) based upon the aforementioned rates. For the year ended December 31, 2016, ACS received sales charges on Class A shares of $106,874, of which $37,881 was reallowed to affiliated broker-dealers and $47,707 to non-affiliated broker-dealers. In addition, ACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A and Class C shares. For the year ended December 31, 2016, ACS received contingent deferred sales charges of $2,987.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2016 -- (CONTINUED)


   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS") an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the year ended December 31, 2016, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                         PAYABLE AT
                                             EXPENSE  DECEMBER 31, 2016
                                             -------- -----------------
         Class A............................ $249,094      $24,095
         Class C............................  352,102       29,024

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.45% for Class A and 1.75% for Class C, of average daily net assets. For purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees and other expenses not incurred in the ordinary course of the Fund's business. The expense reimbursements and fee waivers will continue indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the year ended December 31, 2016, SunAmerica waived fees and/or reimbursed expenses as follows: Class A $379,271 and Class C $677,022.

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable and wash sales.

        DISTRIBUTABLE EARNINGS                TAX DISTRIBUTIONS                      TAX DISTRIBUTIONS
----------------------------------------    -------------------------------------  -------------------------------------
 FOR THE YEAR ENDED DECEMBER 31, 2016       FOR THE YEAR ENDED DECEMBER 31, 2016   FOR THE YEAR ENDED DECEMBER 31, 2015
----------------------------------------    -------------------------------------  -------------------------------------
          LONG-TERM GAINS/   UNREALIZED                          LONG-TERM                              LONG-TERM
ORDINARY    CAPITAL AND     APPRECIATION/    ORDINARY            CAPITAL            ORDINARY            CAPITAL
INCOME     OTHER LOSSES     (DEPRECIATION)    INCOME              GAINS              INCOME              GAINS
--------  ----------------  --------------      ------------     ---------             ------------     ---------
  $--      $(47,861,156)    $(8,953,986)    $10,100,667            $--             $13,518,809            $--

   CAPITAL LOSS CARRYFORWARDS: At December 31, 2016 for Federal income tax purposes, the Fund has capital loss carryforwards available to offset future capital gains of $27,303,177 expiring in 2017. Additionally, the Fund has $307,778 and $20,250,201 of unlimited short-term and long-term capital losses respectively. For the year ended December 31, 2016, the fund utilized short-term capital losses of $145,785 and expired capital loss carryforwards of $16,003,027.+
   -----
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

   Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2016, the fund did not defer any Post-October capital losses.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2016 -- (CONTINUED)


   For the year ended December 31, 2016, reclassifications were made to decrease accumulated net realized gain (loss) by $15,991,846 with an offsetting adjustment to undistributed net investment income of $11,181 and a reduction to paid in capital of $16,003,027. The reclassifications arising from book/tax differences were due primarily to the reclassification of foreign currency gains and losses and expiration of capital loss carryforwards.

   Unrealized appreciation and depreciation in the value of investments at December 31, 2016 for federal income tax purposes were as follows:

               Cost (tax basis)................... $305,723,481
                                                   ============
               Gross unrealized appreciation......    3,342,080
               Gross unrealized depreciation......  (12,283,523)
                                                   ------------
               Net unrealized depreciation........ $ (8,941,443)
                                                   ============

Note 7. Line of Credit

   The Fund, along with certain other funds managed by the Adviser has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Fund's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Fund has paid State Street for its own account, such Fund's ratable portion of an upfront fee in an amount equal to $100,000 in the aggregate for the committed and uncommitted lines of credit and the committed line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. The $100,000 upfront fee is inclusive of a closing fee of 5 basis points on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.

   For the year ended December 31, 2016, the Fund did not utilize the line of credit.

Note 8. Interfund Lending

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2016, the Fund did not participate in this program.

Note 9. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2016 -- (CONTINUED)


Note 10. Unfunded Loan Commitments

   At December 31, 2016, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

BORROWER                                TYPE     MATURITY DATE PRINCIPAL AMOUNT  VALUE
--------                            ------------ ------------- ---------------- -------
Kenan Advantage Group, Inc......... Delayed Draw  01/23/2017       $47,178      $47,134

Note 11. Subsequent Event

   On November 18, 2016, the Board authorized the Fund's single series to be named the "AIG Senior Floating Rate Fund," effective February 28, 2017.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of SunAmerica Senior Floating Rate Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian, brokers and selling or agent banks, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas
February 27, 2017

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2016 -- (UNAUDITED)

The following table contains basic information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                         NUMBER OF
                         POSITION       TERM OF                                        PORTFOLIOS IN
        NAME,            HELD WITH    OFFICE AND                                       FUND COMPLEX
     ADDRESS AND        SUNAMERICA     LENGTH OF          PRINCIPAL OCCUPATIONS         OVERSEEN BY
         AGE*             COMPLEX    TIME SERVED(4)        DURING PAST 5 YEARS          TRUSTEE(1)
----------------------- ------------ --------------  --------------------------------- -------------
DISINTERESTED TRUSTEES
Dr. Judith L. Craven    Trustee         2000-        Retired.                               78
Age: 71                                 present


William F. Devin        Trustee         1998-        Retired.                               78
Age: 78                                 present

Richard W. Grant        Trustee         2011-        Retired. Prior to that, attorney       29
Age: 71                 Chairman        present      and partner at Morgan Lewis
                        of the                       & Bockius LLP (1989 to
                        Board                        2011).

Stephen J. Gutman       Trustee         2001-        Senior Vice President and              29
Age: 73                                 present      Associate Broker, Corcoran
                                                     Group (real estate) (2002 to
                                                     present); President, SJG
                                                     Marketing, Inc. (2009 to
                                                     present).
INTERESTED TRUSTEE

Peter A. Harbeck(3)     Trustee         2001-        President, CEO and Director,           141
Age: 63                                 present      SunAmerica. (1995 to
                                                     present); Director, AIG
                                                     Capital Services, Inc. ("ACS")
                                                     (1993 to present).
OFFICERS

John T. Genoy           President       2007-        Chief Financial Officer,               N/A
Age: 48                                 present      SunAmerica (2002 to
                                                     present); Senior Vice
                                                     President, SunAmerica (2003
                                                     to present); Chief Operating
                                                     Officer, SunAmerica (2006
                                                     to present).

Gregory N. Bressler     Secretary       2005-        Senior Vice President and              N/A
Age: 50                                 present      General Counsel,
                                                     SunAmerica (2005 to
                                                     present).

Kathleen D. Fuentes     Chief Legal     2013-        Vice President and Deputy              N/A
Age: 47                 Officer and     present      General Counsel,
                        Assistant                    SunAmerica (2006 to
                        Secretary                    present).

James Nichols           Vice            2006-        Director, President and CEO,           N/A
Age: 50                 President       present      ACS (2006 to present);
                                                     Senior Vice President,
                                                     SunAmerica (2002 to
                                                     present).

Kara Murphy             Vice            2014-        Chief Investment Officer,              N/A
Age: 44                 President       present      SunAmerica (2013 to
                                                     present).


        NAME,
     ADDRESS AND             OTHER DIRECTORSHIPS
         AGE*                 HELD BY TRUSTEE(2)
----------------------- -------------------------------
DISINTERESTED TRUSTEES
Dr. Judith L. Craven    Director, Sysco Corp. (1996
Age: 71                 to present); Director, Luby's,
                        Inc. (1998 to present).

William F. Devin        None
Age: 78

Richard W. Grant        None
Age: 71



Stephen J. Gutman       None
Age: 73




INTERESTED TRUSTEE

Peter A. Harbeck(3)     None
Age: 63



OFFICERS

John T. Genoy           N/A
Age: 48






Gregory N. Bressler     N/A
Age: 50



Kathleen D. Fuentes     N/A
Age: 47



James Nichols           N/A
Age: 50




Kara Murphy             N/A
Age: 44


        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2016 -- (UNAUDITED) (CONTINUED)

                                                                                 NUMBER OF
                      POSITION       TERM OF                                   PORTFOLIOS IN
       NAME,          HELD WITH    OFFICE AND                                  FUND COMPLEX
    ADDRESS AND       SUNAMERICA    LENGTH OF        PRINCIPAL OCCUPATIONS      OVERSEEN BY  OTHER DIRECTORSHIPS
        AGE*           COMPLEX    TIME SERVED(4)     DURING PAST 5 YEARS        TRUSTEE(1)   HELD BY TRUSTEE(2)
--------------------- ----------- --------------  ---------------------------- ------------- -------------------
OFFICERS
Gregory R. Kingston   Treasurer      2014-        Vice President, SunAmerica        N/A      N/A
Age: 51                              present      (2001 to present); Head of
                                                  Mutual Fund Administration,
                                                  SunAmerica (2014 to
                                                  present).

Shawn Parry           Vice           2014-        Vice President (2014 to           N/A      N/A
Age: 44               President      present      present) and Assistant Vice
                      and                         President, SunAmerica
                      Assistant                   (2005 to 2014).
                      Treasurer

Donna McManus         Vice           2014-        Vice President, SunAmerica,       N/A      N/A
Age: 56               President      present      (2014 to present); Managing
                      and                         Director, BNY Mellon (2009-
                      Assistant                   2014).
                      Treasurer

Matthew J. Hackethal  Acting         2006-        Acting Chief Compliance           N/A      N/A
Age: 45               Chief          present      Officer (2016 to present);
                      Compliance                  Chief Compliance Officer
                      Officer;                    (2006 to present) and Vice
                      Anti-Money                  President, SunAmerica (2011
                      Laundering                  to present).
                      Compliance
                      Officer

--------
*  The business address for each Trustee is the Harborside 5, 185 Hudson
   Street, Suite 3300, Jersey City, NJ 07311.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the Fund (1 fund), SunAmerica Money Market Funds Inc. (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), SunAmerica Specialty Series (8 funds), SunAmerica Series Trust
    (43 portfolios), VALIC Company I (34 portfolios), VALIC Company II (15 funds), Seasons Series Trust (20 portfolios).
(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
(3) Interested Trustee, as defined within the 1940 Act, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Fund.
(4) Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available, without charge, by calling (800) 858-8850.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        SHAREHOLDER TAX INFORMATION -- (UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended December 31, 2016. The information necessary to complete your income tax returns is included with your Form 1099-DIV, which will be mailed to shareholders in early 2017.

During the year ended December 31, 2016, the Fund paid the following dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                               NET       QUALIFYING % FOR
                                            LONG-TERM   THE 70% DIVIDENDS
                                          CAPITAL GAINS RECEIVED DEDUCTION
      -                                   ------------- ------------------
      Class A............................     $  --            1.58%
      Class C............................        --            1.58

For the year ended December 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $158,669 represents the maximum amount that may be considered qualified dividend income.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        COMPARISON: FUND VS. INDEX -- (UNAUDITED)

As required by the Securities and Exchange Commission, the graph on the following pages compares the performance of a $10,000 investment in the Fund to a similar investment in the index. Please note that the term "inception," as used herein, reflects the date on which a specific class of shares commenced operations. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The graph presents the performance of Class C shares of the Fund. The performance of the other class will vary based upon the difference in sales charges and fees assessed to shareholders of that class. Past performance does not predict future results.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        COMPARISON: FUND VS. INDEX -- (UNAUDITED) (CONTINUED)

   The Senior Floating Rate Fund (Class C) returned 9.76%, modestly underperforming its benchmark, the S&P/LSTA Leveraged Loan Index (the "LLI"),* which returned 10.16% for the annual period ended December 31, 2016.

   In aggregate, industry allocation contributed favorably to the Fund's results, driven primarily by an overweight position in energy, which rallied along with the rebound in oil prices. An overweight to the wireless industry also benefited the Fund's relative returns. Detractors from the Fund's relative performance were its underweight allocation to metals and mining, which was the second strongest industry in the LLI during the annual period, and its overweight position in the food and beverage industry, which significantly lagged the LLI during the annual period. An overweight to health care also detracted given uncertainty about the future of the Affordable Care Act.

   Compared to the LLI, an overweight position in loans rated CCC and lower contributed positively to the Fund's relative performance, as lower quality credit outperformed higher quality credit during the period. Security selection as a whole also benefited the Fund's relative results. We had positioned the Fund with a moderately pro-cyclical risk posture during the annual period, which contributed to relative performance. Security selection within the leisure, metals and mining, transportation and health care industries proved most beneficial. This was partially offset by selection within the energy, technology, chemicals and wirelines industries, which detracted.

   Among individual loans, we found what we considered to be the best opportunities among higher credit quality, U.S.-focused issuers. The individual loans that contributed most positively to the Fund's absolute returns were those of coal producer Arch Coal, fitness club owner and operator Town Sports International, wireless handset insurance products and services provider Asurion, global payment technology solutions company First Data and oil and gas exploration and production company Chief Exploration & Development. Significant detractors from the Fund's absolute returns included those of oil and gas exploration and production company Everest Acquisition, diversified banking institution Royal Bank of Scotland, clothing retailer Land's End, industrial machinery and equipment wholesale distributor Philadelphia Energy Solutions and crop input distributor and agriculture services provider Pinnacle Operating.

--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

*The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loans. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current portfolio construction.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities (e.g., unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        COMPARISON: FUND VS. INDEX -- (UNAUDITED) (CONTINUED)

Over the past ten years, $10,000 invested in Senior Floating Rate Fund Class C shares would have increased to $13,323. The same amount invested in securities mirroring the performance of the S&P/LSTA Leveraged Loan Index++ would be valued at $15,735, while the Bloomberg Barclays U.S. Aggregate Bond Index** would be valued at $15,300.

                                     [CHART]

               Senior Floating     S&P/LSTA Leveraged    Bloomberg Barclays U.S.
                 Rate Class C          Loan Index++       Aggregate Bond Index**
               ---------------    -------------------    ----------------------
12/31/2006       $10,000.00           $10,000.00               $10,000.00
 1/31/2007        10,084.00            10,087.31                 9,995.87
 2/28/2007        10,153.00            10,156.66                10,150.02
 3/31/2007        10,184.00            10,197.25                10,150.35
 4/30/2007        10,246.00            10,257.83                10,205.09
 5/31/2007        10,297.00            10,320.28                10,127.70
 6/30/2007        10,315.00            10,343.28                10,097.76
 7/31/2007         9,984.00             9,997.02                10,182.00
 8/31/2007         9,995.00            10,020.27                10,306.80
 9/30/2007        10,148.00            10,216.06                10,384.97
10/31/2007        10,214.00            10,313.59                10,478.27
11/30/2007        10,043.00            10,170.44                10,666.69
12/31/2007        10,043.00            10,202.22                10,696.66
 1/31/2008         9,679.00             9,872.69                10,876.39
 2/29/2008         9,424.00             9,625.06                10,891.44
 3/31/2008         9,372.00             9,616.40                10,928.59
 4/30/2008         9,685.00             9,972.65                10,905.77
 5/31/2008         9,807.00            10,066.41                10,825.79
 6/30/2008         9,844.00            10,091.56                10,817.11
 7/31/2008         9,697.00            10,014.41                10,808.27
 8/31/2008         9,676.00            10,001.33                10,910.81
 9/30/2008         9,047.00             9,386.24                10,764.27
10/31/2008         7,569.00             8,145.65                10,510.19
11/30/2008         6,684.00             7,452.86                10,852.29
12/31/2008         6,184.00             7,233.34                11,257.21
 1/31/2009         6,548.00             7,768.77                11,157.85
 2/28/2009         6,495.00             7,829.32                11,115.72
 3/31/2009         6,480.00             7,942.25                11,270.25
 4/30/2009         7,275.00             8,632.88                11,324.19
 5/31/2009         7,872.00             9,159.57                11,406.30
 6/30/2009         8,384.00             9,561.09                11,471.14
 7/31/2009         8,813.00            10,013.98                11,656.20
 8/31/2009         9,070.00            10,240.75                11,776.89
 9/30/2009         9,423.00            10,568.28                11,900.63
10/31/2009         9,596.00            10,626.79                11,959.40
11/30/2009         9,646.00            10,654.13                12,114.21
12/31/2009         9,909.00            10,967.33                11,924.81
 1/31/2010        10,185.00            11,191.19                12,107.00
 2/28/2010        10,191.00            11,223.33                12,152.19
 3/31/2010        10,427.00            11,476.05                12,137.29
 4/30/2010        10,584.00            11,644.75                12,263.64
 5/31/2010        10,359.00            11,382.48                12,366.79
 6/30/2010        10,287.00            11,329.32                12,560.73
 7/31/2010        10,424.00            11,503.52                12,694.80
 8/31/2010        10,472.00            11,542.50                12,858.12
 9/30/2010        10,601.00            11,704.61                12,871.84
10/31/2010        10,745.00            11,887.90                12,917.64
11/30/2010        10,783.00            11,929.99                12,843.39
12/31/2010        10,901.00            12,078.11                12,704.90
 1/31/2011        11,067.00            12,316.12                12,719.65
 2/28/2011        11,151.00            12,373.14                12,751.47
 3/31/2011        11,148.00            12,371.41                12,758.52
 4/30/2011        11,197.00            12,450.26                12,920.50
 5/31/2011        11,194.00            12,439.03                13,089.14
 6/30/2011        11,150.00            12,393.01                13,050.80
 7/31/2011        11,159.00            12,411.17                13,257.91
 8/31/2011        10,615.00            11,864.49                13,451.62
 9/30/2011        10,653.00            11,915.33                13,549.44
10/31/2011        10,912.00            12,259.82                13,564.02
11/30/2011        10,867.00            12,199.58                13,552.23
12/31/2011        10,908.00            12,261.77                13,701.18
 1/31/2012        11,098.00            12,529.45                13,821.43
 2/29/2012        11,174.00            12,626.08                13,818.27
 3/31/2012        11,256.00            12,723.05                13,742.56
 4/30/2012        11,323.00            12,817.00                13,894.96
 5/31/2012        11,254.00            12,730.42                14,020.66
 6/30/2012        11,320.00            12,818.31                14,026.16
 7/31/2012        11,428.00            12,966.68                14,219.64
 8/31/2012        11,540.00            13,112.42                14,228.96
 9/30/2012        11,664.00            13,257.78                14,248.48
10/31/2012        11,678.00            13,299.70                14,276.50
11/30/2012        11,717.00            13,341.00                14,299.03
12/31/2012        11,803.00            13,445.90                14,278.67
 1/31/2013        11,942.00            13,588.96                14,178.81
 2/28/2013        11,950.00            13,617.44                14,249.91
 3/31/2013        12,031.00            13,729.67                14,261.28
 4/30/2013        12,139.00            13,811.59                14,405.62
 5/31/2013        12,134.00            13,837.71                14,148.48
 6/30/2013        12,055.00            13,755.98                13,929.66
 7/31/2013        12,166.00            13,891.78                13,948.70
 8/31/2013        12,160.00            13,886.56                13,877.36
 9/30/2013        12,168.00            13,920.45                14,008.74
10/31/2013        12,265.00            14,021.83                14,121.99
11/30/2013        12,316.00            14,091.18                14,069.17
12/31/2013        12,365.00            14,156.94                13,989.67
 1/31/2014        12,443.00            14,249.59                14,196.38
 2/28/2014        12,461.00            14,274.71                14,271.83
 3/31/2014        12,498.00            14,326.22                14,247.53
 4/30/2014        12,487.00            14,342.41                14,367.79
 5/31/2014        12,522.00            14,441.56                14,531.33
 6/30/2014        12,585.00            14,524.60                14,538.84
 7/31/2014        12,561.00            14,520.45                14,502.36
 8/31/2014        12,583.00            14,542.91                14,662.47
 9/30/2014        12,496.00            14,456.13                14,562.95
10/31/2014        12,518.00            14,493.57                14,706.08
11/30/2014        12,557.00            14,565.56                14,810.40
12/31/2014        12,367.00            14,382.78                14,824.25
 1/31/2015        12,376.00            14,430.51                15,135.10
 2/28/2015        12,568.00            14,634.10                14,992.80
 3/31/2015        12,609.00            14,688.46                15,062.43
 4/30/2015        12,725.00            14,823.58                15,008.38
 5/31/2015        12,753.00            14,851.41                14,972.24
 6/30/2015        12,684.00            14,789.29                14,808.98
 7/31/2015        12,661.00            14,788.37                14,911.92
 8/31/2015        12,546.00            14,684.93                14,890.51
 9/30/2015        12,441.00            14,589.56                14,991.23
10/31/2015        12,436.00            14,562.93                14,993.72
11/30/2015        12,285.00            14,435.36                14,954.10
12/31/2015        12,138.00            14,283.79                14,905.77
 1/31/2016        12,034.00            14,190.52                15,110.89
 2/29/2016        11,977.00            14,115.75                15,218.08
 3/31/2016        12,323.00            14,504.75                15,357.71
 4/30/2016        12,573.00            14,792.69                15,416.65
 5/31/2016        12,694.00            14,924.57                15,420.60
 6/30/2016        12,700.00            14,927.72                15,697.68
 7/31/2016        12,869.00            15,141.26                15,796.92
 8/31/2016        12,957.00            15,254.97                15,778.85
 9/30/2016        13,060.00            15,386.75                15,769.61
10/31/2016        13,149.00            15,513.76                15,648.99
11/30/2016        13,168.00            15,554.82                15,278.83
12/31/2016        13,323.00            15,735.68                15,300.37


                       Class A            Class C
    Senior        -------------------------------------
    Floating      Average            Average
     Rate         Annual  Cumulative Annual  Cumulative
     Fund#        Return   Return+   Return   Return+
-                 -------------------------------------
1 Year Return      5.90%    10.08%    8.76%     9.76%
-------------------------------------------------------
5 Year Return      3.60%    23.97%    4.08%    22.13%
-------------------------------------------------------
10 Year Return     2.83%    37.42%    2.91%    33.23%
-------------------------------------------------------
Since Inception*   2.94%    39.82%    3.76%    96.70%
-------------------------------------------------------

                     # For the purposes of the table, it has been assumed that the maximum sales charge of 3.75% with respect to Class A shares was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class C shares have been deducted, as applicable.
                     + Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
                     *  Inception date: Class A: 10/04/2006; Class C:
                        08/31/1998.
                     ++ The S&P/LSTA Leveraged Loan Index (LLI) reflects the
                        market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments.
                     ** The Bloomberg Barclays U.S. Aggregate Bond Index
                        represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

                     Indices are not managed and an investor cannot invest directly into an index.

                     The Fund operated as a closed-end investment company with monthly repurchase offers until October 4, 2006, whereupon it converted to an open-end investment company. Information in the graph and table reflects performance of the Fund as a closed-end investment company through October 3, 2006, and the Fund may have performed differently if it were an open-end investment company prior to that date.

                     For the 12 month period ended December 31, 2016, the SunAmerica Senior Floating Rate Class C returned 8.76% compared to 10.16% for the S&P/LSTA Leveraged Loan Index and 2.65% for the Bloomberg Barclays U.S. Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. Maximum Sales Charge: Class A: 3.75%; Contingent Deferred Sales Charge (CDSC): Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.safunds.com

[LOGO] AIG Sun America
Mutual Funds

HARBORSIDE 5
185 HUDSON STREET, SUITE 3300
JERSEY CITY, NJ 07311

DIRECTORS                  CUSTODIAN                  DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Richard W. Grant           One Lincoln St.           file its com-plete
 Stephen J. Gutman          Boston, MA 02111          schedule of portfolio
 Peter A. Harbeck          VOTING PROXIES ON FUND     holdings with the U.S.
 William J. Shea           PORTFOLIO SECURITIES       Securities and Exchange
OFFICERS                   A description of the       Commission for its first
 John T. Genoy, President  policies and proce-dures   and third fiscal quarters
   and Chief Executive     that the Fund uses to      on Form N-Q. The Fund's
   Officer                 determine how to vote      Forms N-Q are available
 James Nichols, Vice       proxies related to         on the U.S. Securities
   President               securities held in the     and Exchange Commission's
 Matthew Hackenthal,       Fund's portfolio, which    website at
   Acting Chief            is available in the        http://www.sec.gov. You
   Compliance Officer      Fund's Statement of        can also review and
 Gregory N. Bressler,      Additional Information     obtain copies of the
   Secretary               may be ob-tained without   Forms N-Q at the U.S.
 Gregory R. Kingston,      charge upon request, by    Securities and Exchange
   Treasurer               calling (800) 858-8850.    Commission's Public
 Kathleen Fuentes, Chief   This in-formation is also  Refer-ence Room in
   Legal Officer and       available from the EDGAR   Washington, DC
   Assistant Secretary     database on the U.S.       (information on the
 Matthew J. Hackethal,     Secu-rities and Exchange   operation of the Public
   Anti-Money Laundering   Commission's website at    Reference Room may be
   Compliance Officer      http://www.sec.gov.        ob-tained by calling
 Donna McManus, Vice       DELIVERY OF SHAREHOLDER    1-800-SEC-0330).
   President and           DOCUMENTS                  PROXY VOTING RECORD ON
   Assistant Treasurer     The Fund has adopted a     FUND PORTFOLIO SECURITIES
 Shawn Parry, Vice         policy that allows it to   Information regarding how
   President and           send only one copy of the  the Fund voted proxies
   Assistant Treasurer     Fund's prospectus, proxy   relating to securities
INVESTMENT ADVISER         material, annual report    held in the Fund's
 SunAmerica Asset          and semi-annual report     portfolio during the most
   Management, LLC         (the "shareholder          recent twelve month
 Harborside 5              documents") to             period ended June 30 is
 185 Hudson Street, Suite  shareholders with          available, once filed
   3300                    multiple accounts          with the U.S. Securities
 Jersey City, NJ 07311     residing at the same       and Exchange Commis-sion,
DISTRIBUTOR                "household." This          without charge, upon
 AIG Capital Services,     practice is called         request, by calling
   Inc.                    householding and reduces   (800) 858-8850 or on the
 Harborside 5              Fund expenses, which       U.S. Securities and
 185 Hudson Street, Suite  benefits you and other     Exchange Commission's
   3300                    shareholders. Unless the   website at
 Jersey City, NJ 07311     Fund receives              http://www.sec.gov.
SHAREHOLDER SERVICING      instructions to the        This report is submitted
AGENT                      con-trary, you will only   solely for the general
 SunAmerica Fund           receive one copy of the    information of
   Services, Inc.          shareholder documents.     shareholders of the Fund.
 Harborside 5              The Fund will continue to  Distribution of this
 185 Hudson Street, Suite  household the              report to persons other
   3300                    share-holder documents     than shareholders of the
 Jersey City, NJ 07311     indefinitely, until we     Fund is authorized only
TRANSFER AGENT             are instructed otherwise.  in connection with a
 State Street Bank and     If you do not wish to      currently effective
   Trust Company           participate in             prospectus, setting forth
 P.O. Box 219373           householding, please       details of the Fund,
 Kansas City, MO 64141     contact Shareholder        which must precede or
                           Services at (800)          accompany this report.
                           858-8850 ext. 6010 or
                           send a written request
                           with your name, the name
                           of your fund(s) and your
                           account number(s) to
                           SunAmerica Mutual Funds
                           c/o BFDS, P.O. Box
                           219186, Kansas City MO,
                           64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO WWW.SAFUNDS.COM
                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.

DISTRIBUTED BY:
AIG CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

SFANN - 12/16

[LOGO]


Sun America
Mutual Funds

Item 2. Code of Ethics

     The SunAmerica Senior Floating Rate Fund, Inc. (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2016, there were no reportable amendments, waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant's Principal Executive and Principal Accounting Officers.

Item 3. Audit Committee Financial Expert.

     Currently, the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert," as defined in instruction 2(b) of Item 3 of Form N-CSR. However, the Board of Directors believes that the members of the Audit Committee have substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the registrant's financial statements, supervise the registrant's preparation of its financial statements, and oversee the work of the registrant's independent auditors.


Item 4. Principal Accountant Fees and Services.

     (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                2015       2016
                              --------   --------
     (a) Audit Fees           $101,531   $104,777
     (b) Audit-Related Fees   $      0   $      0
     (c) Tax Fees             $ 15,409   $ 15,872
     (d) All Other Fees       $      0   $      0

     Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

     Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                               2015      2016
                              -------   -------
     (b) Audit-Related Fees   $     0   $     0
     (c) Tax Fees             $     0   $     0
     (d) All Other Fees       $17,640   $     0

     (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

          (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)  Not applicable.

     (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2015 and 2016 were $52,074 and $15,872, respectively.

     (h)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not  applicable.

Item 6. Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not  applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not  applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not  applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this
     Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: March 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: March 9, 2017


By: /s/ Gregory R. Kingston
    ------------------------------------
    Gregory R. Kingston
    Treasurer

Date: March 9, 2017